As filed with the Securities and Exchange Commission on March 14, 2008
Securities Act File No. 333-132400 and
Investment Company Act File No. 811-21866

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☑           Post-Effective Amendment No. 8
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑           Amendment No. 11
HIGHLAND FUNDS I
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100
Mr. James D. Dondero
c/o Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
Copies to:

Mr. R. Joseph Dougherty	Richard T. Prins, Esq.
c/o Highland Capital Management, L.P.	Skadden, Arps, Slate, Meagher & Flom LLP
Two Galleria Tower	Four Times Square, 30th Floor
13455 Noel Road, Suite 800	New York, New York 10036-6522
Dallas, Texas 75240
Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing be effective:

☑	Immediately upon filing pursuant to paragraph (b)

☐	On March 14, 2008 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Common Shares, par value $0.001 per share

EXPLANATORY NOTE
     This Post-Effective Amendment No. 8 to the Registration Statement contains the Class A and Class C Shares Prospectus, the Class Z Shares Prospectus and the Statement of Additional Information describing Highland Healthcare Fund, a new series of the Registrant. This Amendment is not intended to amend the prospectuses and statement of additional information of the other series of the Registrant. The Registration Statement is organized as follows:
     Facing Page
     Prospectus relating to Class A and Class C Shares of Highland Healthcare Fund
     Prospectus relating to Class Z Shares of Highland Healthcare Fund
     Statement of Additional Information relating to Class A, Class C and Class Z Shares of Highland Healthcare Fund
     Part C Information

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Highland Healthcare Fund an Investment Portfolio of Highland Funds I managed by Highland Capital Management, L.P. Prospectus Class A and C Shares March 14, 2008 Two Galleria Tower 13455 Noel Road, Suite 800 Dallas, TX 75240 Telephone: (877) 665-1287 Although these securities have been registered with the SEC, the SEC has not approved or disapproved any shares offered in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INVESTMENT AND RISK SUMMARY

Investment Objective

The investment objective of Highland Healthcare Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the value of its total assets (net assets plus any borrowings for investment purposes) in securities of companies principally engaged in the design, development, production, sale, management or distribution of products, services or facilitates used for or in connection with healthcare or medicine (“healthcare companies”). These healthcare companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other healthcare facilities, as well as companies engaged in medical, diagnostic, biochemical and other healthcare-related research and development activities. The Fund considers a company “principally engaged” in the healthcare industry if (i) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the healthcare industry, or (ii) at least 50% of its assets are devoted to such activities.

Although the Fund intends to invest primarily in common stocks of healthcare companies, it may also invest in preferred stocks, warrants, convertible securities, debt securities and other securities issued by such companies. The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers, which may include, without limitation, emerging market issuers. In addition, the Fund may invest up to 20% of the value of its total assets in a wide variety of securities and financial instruments, of all kinds and descriptions, issued by non-healthcare companies. The Fund may invest in securities of issuers of any market capitalization.

The foregoing percentage limitations apply at the time of purchase of securities. The Fund’s Board of Trustees may change any of the foregoing investment policies, including its investment objective, without shareholder approval, upon at least 60 days’ prior notice to shareholders of any change.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily options, as tools in the management of portfolio assets. The Fund may also use derivatives to hedge various investments for risk management and for speculative purposes.

The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk. However, the Fund has no present intention to use borrowing for investment purposes.

The Fund’s investment strategy utilizes the analytical models of Highland Capital Management, L.P. (“Highland” or the “Adviser”) to evaluate securities of healthcare companies of varying market capitalizations in an attempt to isolate those securities with the greatest potential for capital appreciation. The Adviser also endeavors to be proactive and attempt to take advantage of temporary market inefficiencies in order to boost the overall performance of the Fund.

Although the strategy and asset allocation utilized by the Fund is primarily centered on publicly traded common stocks, the Adviser intends to follow a flexible approach in order to place the Fund in the best position to capitalize on opportunities in the financial markets. When adverse market or economic conditions occur, however, the Fund may temporarily invest all or a portion of the value of its total assets in defensive investments, including high quality money market instruments, cash and cash equivalents. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but it will adhere to the diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund, however, is not intended to be a complete investment program. Because the Fund is non-diversified, it may invest a greater percentage of the value of its total assets in a particular issuer or particular issuers than a

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diversified fund could. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers.

Principal Risks

Set forth below is a summary of certain risks that you should carefully consider before investing in the Fund. See “Investment and Risk Information” below for a more detailed discussion of the risks of this investment.

•	No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time and from period to period.

•	The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities.

•	Common stocks are subject to market, economic and business risks that cause their prices to fluctuate.

•	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of one or a few issuers than a diversified fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Because the Fund normally invests at least 80% of the value of its assets in healthcare companies, the Fund’s performance largely depends on the overall condition of the healthcare industry and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with the healthcare industry.

•	Highland may be incorrect in its assessment of the value of securities the Fund holds, which may result in a decline in the value of Fund shares.

•	Preferred stocks and convertible securities (e.g., debt securities convertible into, or exchangeable for, common or preferred stock) also are subject to:

(i)	interest rate risk — the risk that, when interest rates rise, the value of such securities generally declines; and

(ii)	credit risk — the risk that the issuers of such securities might not be able to make interest and principal payments when due.

•	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.

•	Leverage may increase the risk of loss, cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the net asset value (“NAV”) of the Fund generally to decline faster than it would otherwise.

•	The Fund has no operating history. Therefore it might not grow to an economically viable size and might be liquidated at a time that is not beneficial for all shareholders.

•	Investments in securities of companies with micro, small or medium capitalizations involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, fewer business lines and lack of public information.

•	Investments in securities of non-U.S. issuers, particularly securities of emerging market issuers, involve certain risks not involved in domestic investments (for example, expropriation or political or economic instability).

For more information about the risks associated with the Fund, see “Investment and Risk Information.”

You may want to invest in the Fund if you:

•	are a long-term investor

•	are seeking long-term capital appreciation

You may not want to invest in the Fund if you:

•	are conservative in your investment approach

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•	seek stability of principal more than growth of capital

•	intend to trade frequently in Fund shares

Risk/Return Bar Chart and Table

The Fund is expected to commence investment operations on or about the date of this Prospectus; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compare to those of two market indices that the Fund’s investment adviser believes are appropriate for the Fund: the Standard & Poor’s 500 Index (“S&P 500 Index”) and the Standard & Poor’s Healthcare Index (“S&P Healthcare Index”). The S&P 500 Index is S&P’s composite index of 500 stocks, a widely-recognized, unmanaged index of common stock prices in the United States. The S&P Healthcare Index is an unmanaged index measuring the performance of all Global Industry Classification Standard health care sector companies within the S&P 500. As with all mutual funds, the Fund’s past performance (before and after taxes) will not predict how the Fund will perform in the future. Both the chart and the table will assume the reinvestment of dividends and distributions.

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FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that an investor will pay if an investor buys and holds Class A and Class C Shares of the Fund.

	Class A	Class C

Shareholder Transaction Expenses (fees paid directly from your investment)(1)
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Sales Charge Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of the net asset value at the time of purchase or redemption, whichever is lower)	None (2)	1.00	%(3)
Exchange Fee(4)	2.00%	2.00%
Redemption Fee (as a percentage of amount redeemed)(4)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund’s assets)
Management Fees(5)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.35%	1.00%
Other Expenses(6)	2.94%	2.94%
Total Annual Fund Operating Expenses(7)	4.09%	4.74%

Expense Example.  This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same and (iv) all income dividends and capital gains distributions are reinvested in additional shares. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 Year		3 Years

Class A(8):	$938		$1,725
Class C: if you did not sell your shares	$475		$1428
if you sold all your shares at the end of the period	$575	(9)	$1428

(1)	Financial Advisors (defined below in “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more are subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if the shares are sold within 18 months from each purchase. The 18-month period begins on the day on which the purchase was made.

(3)	The CDSC on Class C Shares is 1.00% within the first year after each purchase. There is no CDSC thereafter.

(4)	This fee is a short-term trading fee charged on certain shares that are being redeemed or exchanged within sixty (60) days of their purchase date. See “Redemption of Shares” and “Exchange of Shares.”

(5)	Management fees include both investment advisory fees and administration fees charged to the Fund. Highland receives from the Fund monthly advisory fees, computed and accrued daily, at the annual rate of 0.60% of the Fund’s Average Daily Managed Assets. Highland also receives from the Fund monthly administration fees, computed and accrued daily, at the annual rate of 0.20% of the Fund’s Average Daily Managed Assets. “Average Daily Managed Assets” shall mean the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). As the Fund has no present intention to use leverage, such fees would not differ if expressed as a percentage of the Fund’s average net assets.

(6)	Other Expenses are based on estimated amounts for the current fiscal year.

(7)	Highland voluntarily has agreed to waive all of its advisory fee and 0.19% of its administration fee. Applying this voluntary fee waiver, the Total Annual Fund Operating Expenses for Class A Shares and Class C Shares are

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expected to be 3.30% and 3.95%, respectively, of the Fund’s average daily net assets for the period that the voluntary waiver is in place. The waiver may be terminated at any time by Highland upon seven days’ written notice to shareholders of the Fund. Highland may not recoup any fees that previously have been waived.

(8)	Assumes sales charge is deducted when shares are purchased. No CDSC is applicable to Class A Shares in the Example.

(9)	Assumes applicable CDSC is deducted when shares are sold.

Distribution and service (12b-1) fees include an asset-based sales charge. As a result, if you hold your shares for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

INVESTMENT AND RISK INFORMATION

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. This investment objective may be changed by the Fund’s Board of Trustees, without shareholder approval, upon at least 60 days’ prior notice to shareholders.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the value of its total assets (net assets plus any borrowings for investment purposes) in securities of healthcare companies. These healthcare companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other healthcare facilities, as well as companies engaged in medical, diagnostic, biochemical and other healthcare-related research and development activities. Although the Fund intends to invest primarily in common stocks of healthcare companies, it may also invest in preferred stocks, warrants, convertible securities and other securities issued by such companies. The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers, which may include, without limitation, emerging market issuers. In addition, the Fund may invest up to 20% of the value of its total assets in a wide variety of securities and financial instruments, of all kinds and descriptions, issued by non-healthcare companies. The Fund may invest in securities of issuers of any market capitalization.

The Adviser expects a majority of the Fund’s investments will generally be in common stock. The Fund’s focus will be on healthcare companies of varying sizes that have a reasonable expectation of producing above-average returns. The Adviser favors healthcare companies that are actively traded in the United States, but is willing to invest in companies without respect to market capitalization, geographic location or market sector.

The Adviser will analyze certain financial measures before investing in a healthcare company, such as the company’s historical and expected cash flows, its projected earnings growth, its valuation relative to its growth and to that of its industry, the historical trading patterns of the company’s securities, and forecasts and projections for the company’s segment of the healthcare industry. The Adviser will at times gather information about a healthcare company from consultants, analysts, competitors, suppliers and customers that may help the effectiveness of the analysis performed.

Leverage.  The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk.

Derivatives.  Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily options, as tools in the management of portfolio assets. The Fund may also use derivatives to hedge various investments for risk management and for speculative purposes. The Fund has a policy to limit to 20% the portion of the Fund’s total assets that may be subject to derivative transactions or invested in derivative instruments.

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Non-U.S. Securities.  The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers (“non-U.S. securities”), which may include, without limitation, securities of so-called emerging market issuers. Non-U.S. securities may include securities denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund’s investments in non-U.S. securities may include securities listed on foreign securities exchanges and traded in over-the-counter markets and may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and other depositary receipts. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Securities of some non-U.S. issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most non-U.S. securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Emerging market countries generally include every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

Temporary Defensive Investments.  When adverse market or economic conditions occur, however, the Fund may temporarily invest all or a portion of the value of its total assets in defensive investments, including high quality money market instruments, cash and cash equivalents. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

Investment Process

Investment Identification.  The Adviser will use two primary methods of identifying potential investments. The first method will involve independent sorting and research of financial and corporate documents filed with the Securities and Exchange Commission (“SEC”), as well as general and financial news, through the use of third-party research databases, news services and screening software. The second method will rely on the professional relationships that the Adviser has established with money managers, leveraged buyout and private equity investors, investment bankers, research analysts, securities traders, brokers, corporate managers, corporate attorneys and accountants.

The Adviser’s investment decisions will take into consideration its view of macroeconomic conditions and healthcare industry trends, and will be based on the Adviser’s analysis of a security’s relative value. It is contemplated that investments will be made without regard to a healthcare company’s level of capitalization or the tax consequences of the investment (short or long-term capital gains).

Portfolio Evaluation.  Once an investment opportunity is determined to be attractive as a stand-alone investment, the Adviser will evaluate the effect of adding that investment to the Fund’s portfolio. In doing so, the Adviser will seek to minimize the market-related portfolio volatility as well as the risk of a capital loss by hedging such risks primarily through the use of derivatives.

Investment and Portfolio Monitoring.  The Adviser will continually monitor the Fund’s positions to ensure that the investment thesis behind each is intact. The Adviser will also monitor trading prices so that profits can be taken as trading and intrinsic values converge or losses can be minimized in the event of a significant shift in an investment’s fundamental premise. The Adviser will further monitor investment positions in view of the portfolio as a whole in order to manage risk.

In selecting investments for the Fund, the Adviser focuses on issuers that:

•	have potential for long-term earnings per share growth;

•	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business;

•	are well-managed; and

•	will benefit from sustainable long-term economic dynamics, such as globalization of demand for an issuer’s products or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected healthcare companies offer opportunities for capital appreciation and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a

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fixed-income security and may result in above-average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. The Adviser will not rely on any specific rating criteria when deciding whether to invest the Fund’s assets in convertible securities and may invest its assets in convertible bonds that are rated below investment grade, which are commonly referred to as “junk bonds.”

If the Adviser finds that the premise upon which an investment was made is no longer intact, the Adviser will then reconsider the factors described above. If the investment is no longer attractive as a stand-alone investment or as part of the Fund’s portfolio, the Adviser may sell such investment.

Investment Risks

Investing in the Fund involves the following risks:

No Operating History.  The Fund has no operating history. The Fund is subject to the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objective, that the value of your investment could decline substantially and that the Fund will not grow to an economically viable size and thus might be liquidated, which would be a taxable event for shareholders, at a time that may not be beneficial for all shareholders.

The Fund’s Investment Activities.  The Fund’s investment activities involve a significant degree of risk. The performance of any investment is subject to numerous factors that are neither within the control of, nor predictable by, the Adviser. Such factors include a wide range of economic, political, competitive and other conditions that may affect investments in general or specific industries or companies. In recent years, the securities markets have become increasingly volatile, which may adversely affect the ability of the Fund to realize profits. As a result of the nature of the Fund’s investment activities, it is possible that the Fund’s financial performance may fluctuate substantially from period to period.

Frequency of Trading.  The Adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund’s rate of portfolio turnover will not be a limiting factor for the Adviser in making decisions on when to buy or sell securities. High turnover will increase the Fund’s transaction costs and may result in an increased realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. The frequency of the Fund’s trading will vary from year to year, depending on market conditions.

Non-Diversification.  Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Fund’s portfolio in any one or a few issuers would subject the Fund to a greater degree of risk with respect to the failure of one or a few issuers.

Industry Concentration.  Because of the Fund’s policy of investing primarily in securities issued by healthcare companies, the Fund is susceptible to economic, political or regulatory risks or other occurrences associated with the healthcare industry. The Fund faces the risk that economic prospects of healthcare companies may fluctuate dramatically because of changes in the regulatory and competitive environments. A significant portion of healthcare services are funded or subsidized by the government, which means that changes in government policies — at the state or federal level — may affect the demand for healthcare products and services. Other risks include: the possibility that regulatory approvals (which often entail lengthy application and testing procedures) will not be granted for new drugs and medical products, the chance of lawsuits against healthcare companies related to product liability issues, and the rapid speed at which many healthcare products and services become obsolete.

Hedging Transactions.  The term “hedging” refers to the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio has not been hedged. No assurance can be given that any particular hedging strategy will be successful.

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Market Volatility.  The profitability of the Fund substantially depends upon the Adviser correctly assessing the future price movements of stocks and other securities. The Adviser cannot guarantee that it will be successful in accurately predicting price movements.

Derivatives.  There are several risks associated with derivatives transactions, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.

Leverage.  When deemed appropriate by the Adviser and subject to applicable regulations, the Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities while giving the purchaser the full benefit of movement in the market of those underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. The level of interest rates generally, and the rates at which such funds may be borrowed in particular, could affect the operating results of the Fund. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.

If the amount of borrowings that the Fund may have outstanding at any one time is large in relation to its capital, fluctuations in the market value of the Fund’s portfolio will have disproportionately large effects in relation to the Fund’s capital and the possibilities for profit and the risk of loss will therefore be increased. Any investment gains made with the additional monies borrowed will generally cause the NAV of the Fund to rise more rapidly than would otherwise be the case. Conversely, if the investment performance of the additional monies borrowed fails to cover their cost to the Fund, the NAV of the Fund will generally decline faster than would otherwise be the case. If the Fund employs leverage, the Adviser will benefit because the Fund’s Managed Assets will increase with leverage and the Adviser is compensated based on a percentage of Managed Assets.

Non-U.S. Securities.  The Fund may invest up to 50% of the value of its total assets in non-U.S. securities, including without limitation securities of so-called emerging market issuers, which may include securities denominated in U.S. dollars, non-U.S. currencies or multinational currency units. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.

Certain countries in which the Fund may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. In addition, with respect to certain foreign countries, there is a risk of: expropriation or nationalization of assets; confiscatory taxation; difficulty in obtaining or enforcing a court judgment; economic, political or social instability; and diplomatic developments that could affect investments in those countries.

Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates of such securities may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore

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may affect the value of securities denominated in such currencies, which means that the Fund’s NAV or current income could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Fund may enter foreign currency transactions (such as forward foreign currency exchange contracts) in order to hedge the currency-related risks associated with its investments in securities denominated or quoted in currencies other than the U.S. dollar. Certain investments in non-U.S. Securities also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

As a result of these potential risks, Highland may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including Highland, have had no or limited prior experience.

Emerging Markets.  Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of non-U.S. issuers to a heightened degree. These heightened risks include: greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Micro, Small and Mid-Cap Securities.  The Fund may invest in companies of any market capitalization, including those with micro, small or medium capitalizations. Securities issued by micro, small or mid-cap companies can be more volatile than, and perform differently from, securities issued by large-cap companies. There may be less trading in such companies’ securities, which means that buy and sell transactions in those securities could have a larger impact on the security’s price than is the case with large-cap company securities. Such companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a micro, small or mid-cap security’s price than is the case for a large-cap security. In addition, such companies’ securities may not be well known to the investing public.

Debt Securities.  The Fund also may invest in debt securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall and such changes may be greater among debt securities with longer maturities. The Fund may invest in high-yield debt securities (also commonly referred to as “junk” securities). Such securities are rated below investment grade (Ba/BB or lower) by a nationally recognized statistical rating organization or are unrated but deemed by the Adviser to be of comparable quality. High-yield debt securities are frequently issued by corporations in the growth stage of their development, but also may be issued by established companies. These securities are regarded by the rating organizations, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Such securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available (i) in the Fund’s Statement of Additional Information (“SAI”) and (ii) on the Fund’s website at http://www.highlandfunds.com.

MANAGEMENT OF THE FUND

Board of Trustees and Investment Adviser

The Board of Trustees has overall management responsibility for the Fund. See “Management” in the SAI for the names of and other information about the Trustees and officers of the Fund.

Highland Capital Management, L.P., Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240 (“Highland”), serves as the investment adviser to the Fund. The Fund and Highland have entered into an investment

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advisory agreement (the “Investment Advisory Agreement”) pursuant to which Highland will provide the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and investment research, and in that connection Highland furnishes offices, necessary facilities and equipment, personnel and pays the compensation of the Trustee of the Fund who is an interested person of the Fund. Highland receives from the Fund monthly advisory fees, computed and accrued daily, at the annual rate of 0.60% of the Fund’s Average Daily Managed Assets. A discussion regarding the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Fund’s initial shareholder report. The agreement with the Adviser may be terminated by the Fund or by vote of a majority of the outstanding voting securities of the Fund, without the payment of any penalty, on 60 days’ written notice. In addition, the agreement automatically terminates in the event of its “assignment” (as defined in the 1940 Act).

Organized in March 1993, Highland is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2007, Highland had approximately $39.5 billion in assets under management. Highland is also the Fund’s Administrator (see “Administrator/Sub-Administrator” in the SAI for details). Highland is controlled by James Dondero and Mark Okada, by virtue of their respective share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder.

Portfolio Managers

The Fund’s portfolio is jointly managed by Brad Means and Nathan Hukill. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Fund.

Brad Means.  Mr. Means is a Senior Portfolio Manager at Highland Capital Management, L.P. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in the PricewaterhouseCoopers Chairman’s Office and focused on enterprise strategy, venture capital, business development, and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford University Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.

Nathan Hukill.  Mr. Hukill is a Portfolio Manager at Highland Capital Management, L.P. Prior to joining Highland in June 2005, Mr. Hukill worked as an investment professional at Centennial Ventures in Denver, Colorado, where he focused on investments in telecommunications and technology. Prior to Centennial, Mr. Hukill was an investment banking analyst in Donaldson, Lufkin & Jenrette’s Structured Products Group and a financial analyst in Salomon Smith Barney’s Global Loans Portfolio Group. Mr. Hukill focused on managing a portfolio of senior debt and private equity investments as well as structuring off-balance sheet transactions for Fortune 200 clients. Additionally, Mr. Hukill serves on the board of Solstice Neurosciences, Epocal Inc. and Complete Genomics. He is an MBA graduate of the Darden Graduate School of Business at the University of Virginia and holds a BS in Business Administration from the University of Colorado at Boulder, where he graduated Phi Beta Kappa, summa cum laude.

Underwriter

Fund shares are offered for sale through PFPC Distributors, Inc. (the “Underwriter”), 760 Moore Road, King of Prussia, Pennsylvania 19406. Shareholders and Financial Advisors (as defined under “How to Buy Shares”) should not send any transaction or account requests to this address. Transaction or account requests should be directed to the Fund, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940.

HOW TO BUY SHARES

You can purchase shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business (see “Net Asset Value”). You can purchase Fund shares from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Underwriter with respect to the sale of shares of the

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Fund (a “Financial Advisor”), or PFPC Inc., the Fund’s transfer agent (the “Transfer Agent”). Your Financial Advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Fund has authorized Financial Advisors to receive purchase and redemption orders on behalf of the Fund. Financial Advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when a Financial Advisor or its authorized designee receives the order in “good form.” “Good form” means that you placed your order with your Financial Advisor or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary signatures. Customer orders will be priced at the Fund’s NAV per share next computed after the orders are received by the Fund. Investors may be charged a fee by their Financial Advisors, payable to the Financial Advisor and not the Fund, if investors effect a transaction in Fund shares through either a Financial Advisor or its authorized designee.

The USA PATRIOT Act may require the Fund, a Financial Advisor or its authorized designee to obtain certain personal information from you, which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If the Fund, a Financial Advisor or authorized designee is unable to verify your customer information, the Fund reserves the right to close your account or to take such other steps as it deems reasonable. Outlined below are various methods for buying shares:

Method	Instructions

Through your Financial Advisor	Your Financial Advisor can help you establish your account and buy Fund shares on your behalf. To receive the current trading day’s price, your Financial Advisor must receive your request in good form prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Advisor may charge you fees for executing the purchase for you.

By check (new account)(1)	For new accounts, send to the Fund, c/o the Transfer Agent, at the address noted below, (2) a completed application and check made payable to “Highland Healthcare Fund.”

By check (existing account)(1)	For existing accounts, fill out and return to the Fund, c/o the Transfer Agent, at the address noted below, (2) the additional investment stub included in your account statement, or send a letter of instruction, including the Fund name and account number, with a check made payable to “Highland Healthcare Fund.”

By exchange	You or your Financial Advisor may acquire shares of the Fund for your account by exchanging shares you own in certain other Highland funds for shares of the same class of the Fund at no additional cost (see “Exchange of Shares”). To exchange, send written instructions to the Fund, c/o the Transfer Agent, at the address noted below (2) or call (877) 665-1287.

By wire	You may purchase shares of the Fund by wiring money from your bank account to your Fund account. Send funds by wire to:
PNC Bank, N.A.
Philadelphia, PA
ABA #031-0000-53
FFFC #8615597735
Highland Funds
FBO: (Healthcare Fund/[Your] Account number)
To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time.

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Method	Instructions

If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to the Fund, c/o the Transfer Agent, at the address noted below. (2) After completing a new account application, please call (877) 665-1287 to obtain your account number. Please include your account number on the wire.

By electronic funds transfer via automated clearing house (ACH)(1)	You may purchase shares of the Fund by electronically transferring money from your bank account to your Fund account by calling (877) 665-1287. An electronic funds transfer may take up to two banking days to settle and be considered in “good form.” You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic investment plan	You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. For this feature, please call the Fund at (877) 665-1287 or visit the Fund’s website (http://www.highlandfunds.com).

(1)	The redemption of shares purchased by check or an automated clearing house (“ACH”) transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by check or ACH that does not clear may be cancelled, and the investor will be responsible for any expenses and losses to the Fund.

(2)	Regular Mail: Send to the Fund, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940 Overnight Mail: Send to the Fund, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860

Investment Minimums*

Initial Investment	$5,000
Subsequent Investments	$1,000
Automatic Investment Plan**	$200

*	For retirement plans, the investment minimum is $25 for each of the initial investment, subsequent investments and the automatic investment plan.

**	Your account must already be established and satisfy the initial investment minimum.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of the Fund and its shareholders.

MULTIPLE SHARE CLASSES

Choosing a Share Class

The Fund offers two classes of shares in this Prospectus — Class A and Class C Shares. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $1 million or more can be made only in Class A Shares. Based on your personal situation, your Financial Advisor can help you decide which class of shares makes the most sense for you. Your Financial Advisor is entitled to receive compensation for purchases made through him or her and may receive differing compensation for selling Class A and Class C Shares. The Fund also offers exclusively to certain institutional and other eligible investors an additional class of shares, Class Z Shares, which are made available through a separate prospectus.

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Sales Charges

You may be subject to an initial sales charge when you purchase shares or a CDSC when you redeem your shares. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the SAI.

Class A Shares

Your purchases of Class A Shares are made at the public offering price for these shares, that is, the NAV per share for Class A Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on the total amount of your additional purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your Financial Advisor on the sale of Class A Shares. The amount of the sales charge, if any, differs depending on the amount you invest as shown in the table below.

	Sales Charge
	As a		% of
	% of	As a	Offering Price
	the Public	% of	Paid to
	Offering	Your Net	Financial
Amount Invested	Price	Investment	Advisor

Less than $50,000	5.50	5.82	4.75
$50,000 to $99,999	4.25	4.44	3.75
$100,000 to $249,999	3.25	3.36	2.75
$250,000 to $499,999	2.25	2.30	1.75
$500,000 to $999,999	1.75	1.78	1.50
Greater than $1,000,000*	none	none	**

*	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase. Subsequent Class A Share purchases that bring your account value above $1 million are not subject to a front-end sales charge, but are subject to a CDSC if redeemed within 18 months of purchase. The 18-month period begins on the day the purchase was made. The CDSC does not apply to retirement plans purchased through a fee-based program.

**	For Class A Share purchases of $1 million or more, Financial Advisors receive a cumulative commission from the Underwriter as follows:

Amount Purchased	Commission %

Less than $3 million	1.00
$3 million to less than $5 million	0.80
$5 million to less than $25 million	0.50
$25 million or more	0.25

For Class A Share purchases by participants in certain group retirement plans offered through a fee-based program, Financial Advisors receive a 1.00% commission from the Underwriter on all purchases of more than $1 million and less than $3 million. No CDSCs will apply to any redemption of shares so purchased.

Reduced Class A Sales Charges for Larger Investments

You may pay a lower sales charge when purchasing Class A Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of the Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Underwriter and your Financial Advisor, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements)

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sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. The Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to the Fixed Income Funds, the Floating Rate Funds, the Money Market Fund (each as defined below under “Exchange of Shares”) and registered, open-end funds and closed-end interval funds advised by the Adviser and distributed by the Underwriter and as otherwise permitted from time to time by the Board of Trustees.

You may also pay a lower sales charge when purchasing Class A Shares and shares of other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. Upon request, a Letter of Intent may reflect purchases within the previous 90 days. See the SAI for additional information about this privilege. In addition, certain other investors may purchase shares at a reduced sales charge or NAV, which is the value of a Fund share excluding any sales charges. See the SAI for a description of these situations.

The Fund makes available free of charge on its website (http://www.highlandfunds.com) information regarding its sales charges, arrangements that result in breakpoints of the sales charges, the methods used to value accounts in order to determine whether an investor has met a breakpoint and the information investors must provide to verify eligibility for a breakpoint. Hyperlinks that facilitate access to such information are available on the Fund’s website.

Class C Shares

Your purchases of Class C Shares are made at the NAV per share for Class C Shares. Although Class C Shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding Class C Shares for one year, you may sell them at any time without paying a CDSC. Class C Shares do not convert to Class A Shares. The Underwriter pays your Financial Advisor an up-front commission of 1.00% on sales of Class C Shares.

Distribution and Service Fees

Each class of shares is authorized under a distribution plan (the “Plan”) to use the assets attributable to such class to finance certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of the Class A and Class C Shares and the services provided to you by your Financial Advisor. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares.

Under the Plan, distribution and service fees paid by the Fund to the Underwriter will be at an annual rate of 0.35% of average daily net assets attributable to Class A Shares and 1.00% of average daily net assets attributable to Class C Shares. The Underwriter may pay all or a portion of these fees to Financial Advisors whose clients own shares of the Fund. These payments may include fees payable to NexBank Securities, Inc. (“NexBank”), a FINRA member broker-dealer that is an affiliate of the Adviser. Because the distribution and service fees are payable regardless of the Underwriter’s expenses, the Underwriter may realize a profit from the fees. The Plan authorizes any other payments by the Fund to the Underwriter and its affiliates to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of FINRA.

The Board of Trustees believes that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in

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any agreements related to the Plan (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated with respect to a class at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Independent Trustees is effected by such Independent Trustees.

In addition, Highland and/or the Underwriter may, from time to time, at their own expense out of their own financial resources make cash payments to broker-dealers as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. Such cash payments may be calculated on sales of shares of the Fund (“Sales-Based Payments”) or on the average daily net assets of the Fund attributable to that particular broker-dealer (“Asset-Based Payments”). Each of Highland and/or the Underwriter may agree to make such cash payments to a broker-dealer in the form of either or both Sales-Based Payments and Asset-Based Payments. Highland and/or the Underwriter may also make other cash payments to broker-dealers in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those broker-dealers and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable portions, based on Fund shares sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Advisor; or other expenses as determined in Highland’s or the Underwriter’s discretion, as applicable. In certain cases these other payments could be significant to the broker-dealers. Any payments described above will not change the price paid by investors for the purchase of the Fund’s shares, the amount that the Fund will receive as proceeds from such sales, or the amounts payable under the Plan. Each of Highland and/or the Underwriter determines the cash payments described above in its discretion in response to requests from broker-dealers, based on factors it deems relevant. Broker-dealers may not use sales of the Fund’s shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by Highland and/or the Underwriter to any broker-dealer in connection with the distribution of any Fund shares will count towards the maximum imposed by FINRA on underwriter compensation in connection with the public offering of securities.

Contingent Deferred Sales Charges (“CDSCs”)

As described above, certain investments in Class A and Class C Shares are subject to a CDSC. You will pay the CDSC only on shares you redeem within the prescribed amount of time after purchase. The CDSC is applied to the NAV at the time of purchase or redemption, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the day on which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are redeemed, the Fund will automatically redeem those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC. In certain circumstances, CDSCs may be waived, as described in the SAI.

Availability of Information

Clear and prominent information regarding sales charges of the Fund and the applicability and availability of discounts from sales charges is available free of charge through the Fund’s website at http://www.highlandfunds.com, which provides links to the Prospectus and SAI containing the relevant information.

REDEMPTION OF SHARES

You can redeem shares of the Fund on any day that the NYSE is open for business. The Fund, however, may temporarily stop redeeming its shares when trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

The Fund redeems its shares based on the NAV next determined after the Transfer Agent or Financial Advisor receives your redemption request in proper form. “Proper form” means that the redemption request meets all applicable

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requirements described in the Prospectus and SAI. See “Net Asset Value” for a description of the calculation of NAV per share.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

In order to discourage frequent short-term trading in Fund shares, the Board of Trustees has adopted policies and procedures that impose a 2.00% redemption fee (short-term trading fee) on Class A Shares and Class C Shares that are redeemed or exchanged within sixty (60) days or less after the date of a purchase. This fee is calculated based on the shares’ aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge, is retained by the Fund, and does not benefit the Fund’s Adviser, Underwriter or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund’s exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, (iv) shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures will be in place or (v) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption fees because of systems’ limitations and such recordkeepers have provided verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. These programs include programs utilizing omnibus accounts. The Fund seeks to apply these policies uniformly.

Any shareholder purchasing shares of the Fund through a Financial Advisor should check with the Financial Advisor or the Fund to determine whether the shares will be subject to the short-term trading fee.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

You may redeem shares of the Fund through your Financial Advisor or its authorized designee or directly from the Fund through the Transfer Agent. If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are various methods for redeeming shares:

Method	Instructions

By letter	You may mail a letter requesting redemption of shares to: Highland Healthcare Fund, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940. Your letter should state the name of the Fund, the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A Medallion signature guarantee is required for each signature on your redemption letter. You can obtain a Medallion signature guarantee from financial institutions, such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a Medallion signature guarantee. If the account is registered to a corporation, trust or other entity, additional documentation may be needed. Please call 877-665-1287 for further details.

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Method	Instructions

By telephone or the Internet	Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with the Transfer Agent by calling 877-665-1287 or visiting the Fund’s website at http://www.highlandfunds.com. If the Transfer Agent acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither the Transfer Agent nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another Participating Fund. Among the procedures the Transfer Agent may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

Proceeds by check	The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

Proceeds by bank wire	The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your new account application or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next business day.

Automatic Cash Withdrawal Plan

You may automatically redeem shares on a monthly basis if you have at least $10,000 in your account and if your account is directly registered with the Transfer Agent. Call 877-665-1287 or visit http://www.highlandfunds.com for more information about this plan.

Involuntary Redemption

The Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below $5,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $5,000.

Redemption Proceeds

A redemption request received by the Fund will be effected at the NAV per share next determined after the Fund receives the request in proper form. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If, however, you purchased your Fund shares by check or ACH transaction and unless you have documentation satisfactory to the Fund that your transaction has cleared, the Fund may hold proceeds for shares purchased by check or ACH until the purchase amount has been deemed collected, which is eight business days from the date of purchase for checks and five business days from the date of purchase for ACH transactions. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined NAV per share after receipt by the Transfer Agent or your Financial Advisor of your redemption request in proper form.

The Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only in the rare instance that the Board of Trustees

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believes that it would be in the Fund’s best interests not to pay redemption proceeds in cash. If the Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities, you could find it more difficult to sell such securities and may not be able to sell such securities at prices that reflect the Adviser’s or your assessment of their fair value or the amount paid for them by the Fund. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors. Redemptions of shares are generally taxable transactions for U.S. federal income tax purposes (see “Taxation”).

EXCHANGE OF SHARES

Shareholders of the Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Highland Funds I (currently, Highland High Income Fund, Highland Income Fund and Highland Equity Opportunities Fund), and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). If you do not currently have an account in the fund into which you wish to exchange your shares, you will need to exchange at least $5,000 ($25 for individual retirement accounts) of Fund shares in order to satisfy such fund’s current minimum investment account requirement. Call (877) 665-1287 for the applicable prospectus, including applicable investment minimums, and read it carefully before investing.

You can also exchange your Fund shares on any business day for shares of the same share class of Highland Floating Rate Fund or Highland Floating Rate Advantage Fund (together, the “Floating Rate Funds”), and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). If you do not currently have an account in the Floating Rate Funds into which you wish to exchange your shares, you will need to exchange at least $2,500 ($25 for individual retirement accounts) of Fund shares in order to satisfy the Floating Rate Funds’ current minimum investment account requirement. Call (877) 665-1287 for the applicable Floating Rate Fund’s prospectus, including applicable investment minimums, and read it carefully before investing. While exchanges from the Fund to either of the Floating Rate Funds may be effected on any business day at relative NAVs per share.

Additionally, you can also exchange your Fund shares on any business day for shares of the RBB Money Market Fund (the “Money Market Fund”). The minimum to open an account in the Money Market Fund is currently $1,000. Call (877) 665-1287 for the Money Market Fund prospectus, including applicable investment minimums, and read it carefully before investing.

Shareholders of the Highland High Income Fund, Highland Income Fund, Highland Equity Opportunities Fund, the Floating Rate Funds, the Money Market Fund and any other Participating Funds may exchange their shares quarterly for shares of the same class of the Fund at the relative daily NAVs per share. The Floating Rate Funds are closed-end funds, the shares of which are continuously offered pursuant to their respective separate prospectuses. Shares of the Floating Rate Funds are not redeemable, but, unlike most closed-end funds, the shares of the Floating Rate Funds are not traded on a stock exchange. Consequently, the only way that a shareholder of each such fund may liquidate shares of those funds is by tendering shares, or effecting an exchange, on the next quarterly repurchase date. Shareholders of the Floating Rate Funds may exchange their shares for shares of one another or of the Fund pursuant to an exemptive order granted by the SEC that permits the Floating Rate Funds to comply with the exchange rules under the 1940 Act as though they were open-end funds.

If the shares of the Fund or any Participating Fund (other than the Money Market Fund) that you are exchanging are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares that you are exchanging. For purposes of determining the applicability of a CDSC, the length of time you own your shares will be computed from the date of your original purchase of the exchanged shares (and includes the period during which the acquired shares were held), and the applicable CDSC will be the CDSC of the original shares that you purchased. No CDSC is charged when you exchange your shares of the Fund into the Money Market Fund; however, notwithstanding any statement above to the contrary, the applicable CDSC will be imposed when shares are redeemed from the Money Market Fund and will be calculated without regard to the time such shares were held in the

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Money Market Fund. Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Taxation”). The Fund may terminate your exchange privilege if the Adviser determines that your exchange activity is likely to impact adversely its ability to manage the Fund or if the Fund otherwise determines that your exchange activity is contrary to its short-term trading policies and procedures. To exchange by telephone, call (877) 665-1287. Please have your account and taxpayer identification number available when calling.

NET ASSET VALUE

The NAV per share of each of the Fund’s Class A Shares and Class C Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time on each day that the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The NAV per share of each class of shares of the Fund is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV per share next made after the purchase or redemption order is received in good form.

The Fund’s portfolio securities are valued in accordance with the Fund’s valuation policies approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued at their current market value, except that debt securities that are not credit-impaired and have remaining maturities of 60 days or less will be valued at amortized cost, a method of fair value that approximates market value. The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Fund. Investments by the Fund in any other mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. All other portfolio securities are valued at fair value as determined in good faith pursuant to the Fund’s valuation policies. Pursuant to the Fund’s pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices may also be deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades, but before the time for determination of the Fund’s NAV that has affected, or is likely to affect, more than minimally the NAV per share of the Fund. Currently, the Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund’s NAV is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.

When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Trustees. In determining fair value, the Fund’s pricing procedures establish a process and methodology to be employed in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed

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to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The Board of Trustees will review the Adviser’s fair value determinations periodically. The value of the Fund’s portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and any capital gain distributions on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at NAV in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or in Fund shares at the time you establish your account. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Fund. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the NAV per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

TAXATION

The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. For more information, please see the SAI, under “Income Tax Considerations.” Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences to you of an investment in the Fund.

The Fund intends to elect to be treated and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders.

As a regulated investment company, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for United States federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “qualified publicly traded partnership”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (x) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, United States government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (y) not more than 25% of the value of the Fund’s total assets is invested in the securities of (I) any one issuer (other than United States government securities and the securities of other regulated investment companies), (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more qualified publicly traded partnerships.

As a regulated investment company, the Fund generally will not be subject to United States federal income tax on income and gains that it distributes each taxable year to shareholders, if it distributes at least 90% of the sum of (i) its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net

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short-term capital gains over net long-term capital losses and other taxable income, other than any net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Fund intends to distribute at least annually substantially all of such income. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year), and (iii) certain undistributed amounts from previous years on which the Fund paid no United States federal income tax. While the Fund intends to distribute any income and capital gains in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains or “qualified dividend income” into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Company to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. These federal income tax provisions could therefore affect the amount, timing and character of distributions to stockholders. The Fund intends to monitor its transactions and may make certain tax elections to mitigate the effect of these provisions and prevent its disqualification as a regulated investment company.

Dividend, interest and other income received by either Fund from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. The Fund does not expect that they will be eligible to elect to treat any foreign taxes they pay as paid by their shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income. If, for any calendar year, the Fund’s total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of your tax basis in the shares. The amount treated as a tax-free return of capital will reduce your tax basis in the shares, thereby increasing your potential gain or reducing your potential loss on the sale of the shares. Any amounts distributed to you in excess of your tax basis in the shares will be taxable to you as capital gain (assuming the shares are held as a capital asset).

Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2010. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that: (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund,

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(ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.

Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Fund. Dividends and other distributions paid by the Fund are generally treated as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

If you sell or otherwise dispose of shares of the Fund (including exchanging them for shares of another fund or through a redemption), you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in such shares of the Fund and the amount you receive upon disposition of such shares. If you hold your shares as capital assets, any such gain or loss will be long-term capital gain or loss if you have held such shares for more than one year at the time of sale. Any loss you realize on a sale or exchange of shares of your Fund will be disallowed if you acquire other shares of the same Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide the Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification, or who has been notified by the Internal Revenue Service (“IRS”) that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

THE FOREGOING IS A GENERAL AND ABBREVIATED SUMMARY OF THE PROVISIONS OF THE CODE AND THE TREASURY REGULATIONS IN EFFECT AS THEY DIRECTLY GOVERN THE TAXATION OF THE TRUST AND ITS SHAREHOLDERS. THESE PROVISIONS ARE SUBJECT TO CHANGE BY LEGISLATIVE OR ADMINISTRATIVE ACTION, AND ANY SUCH CHANGE MAY BE RETROACTIVE. A MORE COMPLETE DISCUSSION OF THE TAX RULES APPLICABLE TO THE TRUST CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISERS REGARDING SPECIFIC QUESTIONS AS TO U.S. FEDERAL, STATE, LOCAL AND FOREIGN INCOME OR OTHER TAXES.

MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and fees and expenses of the Fund, we will send a single copy of the Fund’s prospectuses and shareholder reports to your household even if more than one family member in your household owns shares of the Fund. Additional copies of the prospectuses and shareholder reports may be obtained by calling (877) 665-1287. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

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PRIVACY POLICY

We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information.  We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Web site information, including any information captured through our use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information.  We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information.  We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

More information about the Highland Healthcare Fund (the “Fund”), an investment portfolio of Highland Funds I (the “Trust”), is available without charge through the following: Statement of Additional Information (SAI) The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Fund and is available, free of charge, on the Fund’s website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Annual and Semi-Annual Reports Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To Obtain More Information: By Internet: http://www.highlandfunds.com By Telephone: Call (877) 665-1287 By Mail: Highland Funds c/o PFPC Inc. P.O. Box 9840 Providence, RI 02940 From the SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about the Fund, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to: Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102 The Trust’s Investment Company Act Registration Number: 811-21866 Highland Funds c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860 www.highlandfunds.com 2008-HHCPROSAC

Highland Healthcare Fund an Investment Portfolio of Highland Funds I managed by Highland Capital Management, L.P. Prospectus Class Z Shares March 14, 2008 Two Galleria Tower 13455 Noel Road, Suite 800 Dallas, TX 75240 Telephone: (877) 665-1287 Although these securities have been registered with the SEC, the SEC has not approved or disapproved any shares offered in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

INVESTMENT AND RISK SUMMARY

Investment Objective

The investment objective of Highland Healthcare Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the value of its total assets (net assets plus any borrowings for investment purposes) in securities of companies principally engaged in the design, development, production, sale, management or distribution of products, services or facilitates used for or in connection with healthcare or medicine (“healthcare companies”). These healthcare companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other healthcare facilities, as well as companies engaged in medical, diagnostic, biochemical and other healthcare-related research and development activities. The Fund considers a company “principally engaged” in the healthcare industry if (i) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the healthcare industry, or (ii) at least 50% of its assets are devoted to such activities.

Although the Fund intends to invest primarily in common stocks of healthcare companies, it may also invest in preferred stocks, warrants, convertible securities, debt securities and other securities issued by such companies. The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers, which may include, without limitation, emerging market issuers. In addition, the Fund may invest up to 20% of the value of its total assets in a wide variety of securities and financial instruments, of all kinds and descriptions, issued by non-healthcare companies. The Fund may invest in securities of issuers of any market capitalization.

The foregoing percentage limitations apply at the time of purchase of securities. The Fund’s Board of Trustees may change any of the foregoing investment policies, including its investment objective, without shareholder approval, upon at least 60 days’ prior notice to shareholders of any change.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily options, as tools in the management of portfolio assets. The Fund may also use derivatives to hedge various investments for risk management and for speculative purposes.

The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk. However, the Fund has no present intention to use borrowing for investment purposes.

The Fund’s investment strategy utilizes the analytical models of Highland Capital Management, L.P. (“Highland” or the “Adviser”) to evaluate securities of healthcare companies of varying market capitalizations in an attempt to isolate those securities with the greatest potential for capital appreciation. The Adviser also endeavors to be proactive and attempt to take advantage of temporary market inefficiencies in order to boost the overall performance of the Fund.

Although the strategy and asset allocation utilized by the Fund is primarily centered on publicly traded common stocks, the Adviser intends to follow a flexible approach in order to place the Fund in the best position to capitalize on opportunities in the financial markets. When adverse market or economic conditions occur, however, the Fund may temporarily invest all or a portion of the value of its total assets in defensive investments, including high quality money market instruments, cash and cash equivalents. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but it will adhere to the diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund, however, is not intended to be a complete investment program. Because the Fund is non-diversified, it may invest a greater percentage of the value of its total assets in a particular issuer or particular issuers than a

1

diversified fund could. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers.

Principal Risks

Set forth below is a summary of certain risks that you should carefully consider before investing in the Fund. See “Investment and Risk Information” below for a more detailed discussion of the risks of this investment.

•	No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time and from period to period.

•	The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities.

•	Common stocks are subject to market, economic and business risks that cause their prices to fluctuate.

•	As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of one or a few issuers than a diversified fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Because the Fund normally invests at least 80% of the value of its assets in healthcare companies, the Fund’s performance largely depends on the overall condition of the healthcare industry and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with the healthcare industry.

•	Highland may be incorrect in its assessment of the value of securities the Fund holds, which may result in a decline in the value of Fund shares.

•	Preferred stocks and convertible securities (e.g., debt securities convertible into, or exchangeable for, common or preferred stock) also are subject to:

(i)	interest rate risk — the risk that, when interest rates rise, the value of such securities generally declines; and

(ii)	credit risk — the risk that the issuers of such securities might not be able to make interest and principal payments when due.

•	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.

•	Leverage may increase the risk of loss, cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the net asset value (“NAV”) of the Fund generally to decline faster than it would otherwise.

•	The Fund has no operating history. Therefore it might not grow to an economically viable size and might be liquidated at a time that is not beneficial for all shareholders.

•	Investments in securities of companies with micro, small or medium capitalizations involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, fewer business lines and lack of public information.

•	Investments in securities of non-U.S. issuers, particularly securities of emerging market issuers, involve certain risks not involved in domestic investments (for example, expropriation or political or economic instability).

For more information about the risks associated with the Fund, see “Investment and Risk Information.”

You may want to invest in the Fund if you:

•	are a long-term investor

•	are seeking long-term capital appreciation

You may not want to invest in the Fund if you:

•	are conservative in your investment approach

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•	seek stability of principal more than growth of capital

•	intend to trade frequently in Fund shares

Risk/Return Bar Chart and Table

The Fund is expected to commence investment operations on or about the date of this Prospectus; therefore, the Fund currently has no investment performance information to report. After the Fund has had operations for at least one full calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compare to those of two market indices that the Fund’s investment adviser believes are appropriate for the Fund: the Standard & Poor’s 500 Index (“S&P 500 Index”) and the Standard & Poor’s Healthcare Index (“S&P Healthcare Index”). The S&P 500 Index is S&P’s composite index of 500 stocks, a widely-recognized, unmanaged index of common stock prices in the United States. The S&P Healthcare Index is an unmanaged index measuring the performance of all Global Industry Classification Standard health care sector companies within the S&P 500. As with all mutual funds, the Fund’s past performance (before and after taxes) will not predict how the Fund will perform in the future. Both the chart and the table will assume the reinvestment of dividends and distributions.

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FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that an investor will pay if an investor buys and holds Class Z Shares of the Fund.

Class Z

Shareholder Transaction Expenses (fees paid directly from your investment)(1)
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None
Maximum Contingent Deferred Sales Charge (as a percentage of the net asset value at the time of purchase or redemption, whichever is lower)	None
Exchange Fee(2)	2.00%
Redemption Fee (as a percentage of amount redeemed)(2)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund’s assets)
Management Fees(3)	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses(4)	2.94%
Total Annual Fund Operating Expenses(5)	3.74%

Expense Example.  This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same and (iv) all income dividends and capital gains distributions are reinvested in additional shares. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 Year	3 Years

Class Z:	$376	$1143

(1)	Financial Advisors (defined below in “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	This fee is a short-term trading fee charged on certain shares that are being redeemed or exchanged within sixty (60) days of their purchase date (see “Redemption of Shares” and “Exchange of Shares”).

(3)	Management fees include both investment advisory fees and administration fees charged to the Fund. Highland receives from the Fund monthly advisory fees, computed and accrued daily, at the annual rate of 0.60% of the Fund’s Average Daily Managed Assets. Highland also receives from the Fund monthly administration fees, computed and accrued daily, at the annual rate of 0.20% of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund shall mean the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). As the Fund has no present intention to use leverage, such fees would not differ if expressed as a percentage of the Fund’s average net assets.

(4)	Other Expenses are based on estimated amounts for the current fiscal year.

(5)	Highland voluntarily has agreed to waive all of its advisory fee and 0.19% of its administration fee. Applying this voluntary fee waiver, the Total Annual Fund Operating Expenses for Class Z Shares are expected to be 2.95% of the Fund’s average daily net assets for the period that the voluntary waiver is in place. The waiver may be terminated at any time by Highland upon seven days’ written notice to shareholders of the Fund. Highland may not recoup any fees that previously have been waived.

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INVESTMENT AND RISK INFORMATION

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation. This investment objective may be changed by the Fund’s Board of Trustees, without shareholder approval, upon at least 60 days’ prior notice to shareholders.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the value of its total assets (net assets plus any borrowings for investment purposes) in securities of healthcare companies. These healthcare companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other healthcare facilities, as well as companies engaged in medical, diagnostic, biochemical and other healthcare-related research and development activities. Although the Fund intends to invest primarily in common stocks of healthcare companies, it may also invest in preferred stocks, warrants, convertible securities and other securities issued by such companies. The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers, including emerging market issuers. In addition, the Fund may invest up to 20% of the value of its total assets in a wide variety of securities and financial instruments, of all kinds and descriptions, issued by non-healthcare companies. The Fund may invest in securities of issuers of any market capitalization.

The Adviser expects a majority of the Fund’s investments will generally be in common stock. The Fund’s focus will be on healthcare companies of varying sizes that have a reasonable expectation of producing above-average returns. The Adviser favors healthcare companies that are actively traded in the United States, but is willing to invest in companies without respect to market capitalization, geographic location or market sector.

The Adviser will analyze certain financial measures before investing in a healthcare company, such as the company’s historical and expected cash flows, its projected earnings growth, its valuation relative to its growth and to that of its industry, the historical trading patterns of the company’s securities, and forecasts and projections for the company’s segment of the healthcare industry. The Adviser will at times gather information about a healthcare company from consultants, analysts, competitors, suppliers and customers that may help the effectiveness of the analysis performed.

Leverage.  The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk.

Derivatives.  Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, primarily options, as tools in the management of portfolio assets. The Fund may also use derivatives to hedge various investments for risk management and for speculative purposes. The Fund has a policy to limit to 20% the portion of the Fund’s total assets that may be subject to derivative transactions or invested in derivative instruments.

Non-U.S. Securities.  The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers (“non-U.S. securities”), which may include, without limitation, securities of so-called emerging market issuers. Non-U.S. securities may include securities denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund’s investments in non-U.S. securities may include securities listed on foreign securities exchanges and traded in over-the-counter markets and may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and other depositary receipts. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Securities of some non-U.S. issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most non-U.S. securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Emerging market countries generally include every nation in the world, except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

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Temporary Defensive Investments.  When adverse market or economic conditions occur, however, the Fund may temporarily invest all or a portion of the value of its total assets in defensive investments, including high quality money market instruments, cash and cash equivalents. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

Investment Process

Investment Identification.  The Adviser will use two primary methods of identifying potential investments. The first method will involve independent sorting and research of financial and corporate documents filed with the Securities and Exchange Commission (“SEC”), as well as general and financial news, through the use of third-party research databases, news services and screening software. The second method will rely on the professional relationships that the Adviser has established with money managers, leveraged buyout and private equity investors, investment bankers, research analysts, securities traders, brokers, corporate managers, corporate attorneys and accountants.

The Adviser’s investment decisions will take into consideration its view of macroeconomic conditions and healthcare industry trends, and will be based on the Adviser’s analysis of a security’s relative value. It is contemplated that investments will be made without regard to a healthcare company’s level of capitalization or the tax consequences of the investment (short or long-term capital gains).

Portfolio Evaluation.  Once an investment opportunity is determined to be attractive as a stand-alone investment, the Adviser will evaluate the effect of adding that investment to the Fund’s portfolio. In doing so, the Adviser will seek to minimize the market-related portfolio volatility as well as the risk of a capital loss by hedging such risks primarily through the use of derivatives.

Investment and Portfolio Monitoring.  The Adviser will continually monitor the Fund’s positions to ensure that the investment thesis behind each is intact. The Adviser will also monitor trading prices so that profits can be taken as trading and intrinsic values converge or losses can be minimized in the event of a significant shift in an investment’s fundamental premise. The Adviser will further monitor investment positions in view of the portfolio as a whole in order to manage risk.

In selecting investments for the Fund, the Adviser focuses on issuers that:

•	have potential for long-term earnings per share growth;

•	may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division or the development of a profitable new business;

•	are well-managed; and

•	will benefit from sustainable long-term economic dynamics, such as globalization of demand for an issuer’s products or an issuer’s increased focus on productivity or enhancement of services.

The Adviser also believes preferred stock and convertible securities of selected healthcare companies offer opportunities for capital appreciation and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock and convertible debt securities will trade more like the common stock than like a fixed-income security and may result in above-average appreciation if performance improves. Even if the credit quality of the company is not in question, the market price of the convertible security will reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers. The Adviser will not rely on any specific rating criteria when deciding whether to invest the Fund’s assets in convertible securities and may invest its assets in convertible bonds that are rated below investment grade, which are commonly referred to as “junk bonds.”

If the Adviser finds that the premise upon which an investment was made is no longer intact, the Adviser will then reconsider the factors described above. If the investment is no longer attractive as a stand-alone investment or as part of the Fund’s portfolio, the Adviser may sell such investment.

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Investment Risks

Investing in the Fund involves the following risks:

No Operating History.  The Fund has no operating history. The Fund is subject to the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objective, that the value of your investment could decline substantially and that the Fund will not grow to an economically viable size and thus might be liquidated, which would be a taxable event for shareholders, at a time that may not be beneficial for all shareholders.

The Fund’s Investment Activities.  The Fund’s investment activities involve a significant degree of risk. The performance of any investment is subject to numerous factors that are neither within the control of, nor predictable by, the Adviser. Such factors include a wide range of economic, political, competitive and other conditions that may affect investments in general or specific industries or companies. In recent years, the securities markets have become increasingly volatile, which may adversely affect the ability of the Fund to realize profits. As a result of the nature of the Fund’s investment activities, it is possible that the Fund’s financial performance may fluctuate substantially from period to period.

Frequency of Trading.  The Adviser will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund’s rate of portfolio turnover will not be a limiting factor for the Adviser in making decisions on when to buy or sell securities. High turnover will increase the Fund’s transaction costs and may result in an increased realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. The frequency of the Fund’s trading will vary from year to year, depending on market conditions.

Non-Diversification.  Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Fund’s portfolio in any one or a few issuers would subject the Fund to a greater degree of risk with respect to the failure of one or a few issuers.

Industry Concentration.  Because of the Fund’s policy of investing primarily in securities issued by healthcare companies, the Fund is susceptible to economic, political or regulatory risks or other occurrences associated with the healthcare industry. The Fund faces the risk that economic prospects of healthcare companies may fluctuate dramatically because of changes in the regulatory and competitive environments. A significant portion of healthcare services are funded or subsidized by the government, which means that changes in government policies — at the state or federal level — may affect the demand for healthcare products and services. Other risks include: the possibility that regulatory approvals (which often entail lengthy application and testing procedures) will not be granted for new drugs and medical products, the chance of lawsuits against healthcare companies related to product liability issues, and the rapid speed at which many healthcare products and services become obsolete.

Hedging Transactions.  The term “hedging” refers to the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio has not been hedged. No assurance can be given that any particular hedging strategy will be successful.

Market Volatility.  The profitability of the Fund substantially depends upon the Adviser correctly assessing the future price movements of stocks and other securities. The Adviser cannot guarantee that it will be successful in accurately predicting price movements.

Derivatives.  There are several risks associated with derivatives transactions, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to

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sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.

Leverage.  When deemed appropriate by the Adviser and subject to applicable regulations, the Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities while giving the purchaser the full benefit of movement in the market of those underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. The level of interest rates generally, and the rates at which such funds may be borrowed in particular, could affect the operating results of the Fund. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.

If the amount of borrowings that the Fund may have outstanding at any one time is large in relation to its capital, fluctuations in the market value of the Fund’s portfolio will have disproportionately large effects in relation to the Fund’s capital and the possibilities for profit and the risk of loss will therefore be increased. Any investment gains made with the additional monies borrowed will generally cause the NAV of the Fund to rise more rapidly than would otherwise be the case. Conversely, if the investment performance of the additional monies borrowed fails to cover their cost to the Fund, the NAV of the Fund will generally decline faster than would otherwise be the case. If the Fund employs leverage, the Adviser will benefit because the Fund’s Managed Assets will increase with leverage and the Adviser is compensated based on a percentage of Managed Assets.

Non-U.S. Securities.  The Fund may invest up to 50% of the value of its total assets in non-U.S. securities, including without limitation securities of so-called emerging market issuers, which may include securities denominated in U.S. dollars, non-U.S. currencies or multinational currency units. Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: fluctuations in foreign exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; much greater price volatility and illiquidity of certain non-U.S. securities markets; different trading and settlement practices; less governmental supervision; changes in currency exchange rates; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.

Certain countries in which the Fund may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. In addition, with respect to certain foreign countries, there is a risk of: expropriation or nationalization of assets; confiscatory taxation; difficulty in obtaining or enforcing a court judgment; economic, political or social instability; and diplomatic developments that could affect investments in those countries.

Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates of such securities may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV or current income could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Fund may enter foreign currency transactions (such as forward foreign currency exchange contracts) in order to hedge the currency-related risks associated with its investments in securities denominated or quoted in currencies other than the U.S. dollar. Certain investments in non-U.S. Securities also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

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As a result of these potential risks, Highland may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including Highland, have had no or limited prior experience.

Emerging Markets.  Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of non-U.S. issuers to a heightened degree. These heightened risks include: greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Micro, Small and Mid-Cap Securities.  The Fund may invest in companies of any market capitalization, including those with micro, small or medium capitalizations. Securities issued by micro, small or mid-cap companies can be more volatile than, and perform differently from, securities issued by large-cap companies. There may be less trading in such companies’ securities, which means that buy and sell transactions in those securities could have a larger impact on the security’s price than is the case with large-cap company securities. Such companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a micro, small or mid-cap security’s price than is the case for a large-cap security. In addition, such companies’ securities may not be well known to the investing public.

Debt Securities.  The Fund also may invest in debt securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall and such changes may be greater among debt securities with longer maturities. The Fund may invest in high-yield debt securities (also commonly referred to as “junk” securities). Such securities are rated below investment grade (Ba/BB or lower) by a nationally recognized statistical rating organization or are unrated but deemed by the Adviser to be of comparable quality. High-yield debt securities are frequently issued by corporations in the growth stage of their development, but also may be issued by established companies. These securities are regarded by the rating organizations, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Such securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available (i) in the Fund’s Statement of Additional Information (“SAI”) and (ii) on the Fund’s website at http://www.highlandfunds.com.

MANAGEMENT OF THE FUND

Board of Trustees and Investment Adviser

The Board of Trustees has overall management responsibility for the Fund. See “Management” in the SAI for the names of and other information about the Trustees and officers of the Fund.

Highland Capital Management, L.P., Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240 (“Highland”), serves as the investment adviser to the Fund. The Fund and Highland have entered into an investment advisory agreement (the “Investment Advisory Agreement”) pursuant to which Highland will provide the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and investment research, and in that connection Highland furnishes offices, necessary facilities and equipment, personnel and pays the compensation of the Trustee of the Fund who is an interested person of the Fund. Highland receives from the Fund monthly advisory fees, computed and accrued daily, at the annual rate of 0.60% of the Fund’s Average Daily Managed Assets. A discussion regarding the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Fund’s initial shareholder report. The agreement with the Adviser may be terminated by the Fund or by vote of a majority of the outstanding voting securities of the Fund, without the payment of any penalty, on

9

60 days’ written notice. In addition, the agreement automatically terminates in the event of its “assignment” (as defined in the 1940 Act).

Organized in March 1993, Highland is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2007, Highland had approximately $39.5 billion in assets under management. Highland is also the Fund’s Administrator (see “Administrator/Sub-Administrator” in the SAI for details). Highland is controlled by James Dondero and Mark Okada, by virtue of their respective share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder.

Portfolio Managers

The Fund’s portfolio is jointly managed by Brad Means and Nathan Hukill. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Fund.

Brad Means.  Mr. Means is a Senior Portfolio Manager at Highland Capital Management, L.P. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in the PricewaterhouseCoopers Chairman’s Office and focused on enterprise strategy, venture capital, business development, and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford University Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.

Nathan Hukill.  Mr. Hukill is a Portfolio Manager at Highland Capital Management, L.P.. Prior to joining Highland in June 2005, Mr. Hukill worked as an investment professional at Centennial Ventures in Denver, Colorado, where he focused on investments in telecommunications and technology. Prior to Centennial, Mr. Hukill was an investment banking analyst in Donaldson, Lufkin & Jenrette’s Structured Products Group and a financial analyst in Salomon Smith Barney’s Global Loans Portfolio Group. Mr. Hukill focused on managing a portfolio of senior debt and private equity investments as well as structuring off-balance sheet transactions for Fortune 200 clients. Additionally, Mr. Hukill serves on the board of Solstice Neurosciences, Epocal Inc. and Complete Genomics. He is an MBA graduate of the Darden Graduate School of Business at the University of Virginia and holds a BS in Business Administration from the University of Colorado at Boulder, where he graduated Phi Beta Kappa, summa cum laude.

Underwriter

Fund shares are offered for sale through PFPC Distributors, Inc. (the “Underwriter”), 760 Moore Road, King of Prussia, Pennsylvania 19406. Shareholders and Financial Advisors (as defined under “How to Buy Shares”) should not send any transaction or account requests to this address. Transaction or account requests should be directed to the Fund, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940.

HOW TO BUY SHARES

You can purchase shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business (see “Net Asset Value”). You can purchase Fund shares from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Underwriter with respect to the sale of shares of the Fund (a “Financial Advisor”), or PFPC Inc., the Fund’s transfer agent (the “Transfer Agent”). Your Financial Advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Fund has authorized Financial Advisors to receive purchase and redemption orders on behalf of the Fund. Financial Advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when a Financial Advisor or its authorized designee receives the order in “good form.” “Good form” means that you placed your order with your Financial Advisor or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary signatures. Customer orders will be priced at

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the Fund’s NAV per share next computed after the orders are received by the Fund. Investors may be charged a fee by their Financial Advisors, payable to the Financial Advisor and not the Fund, if investors effect a transaction in Fund shares through either a Financial Advisor or its authorized designee.

The USA PATRIOT Act may require the Fund, a Financial Advisor or its authorized designee to obtain certain personal information from you, which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If the Fund, a Financial Advisor or authorized designee is unable to verify your customer information, the Fund reserves the right to close your account or to take such other steps as it deems reasonable. Outlined below are various methods for buying shares:

Method	Instructions

Through your Financial Advisor	Your Financial Advisor can help you establish your account and buy Fund shares on your behalf. To receive the current trading day’s price, your Financial Advisor must receive your request in good form prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your Financial Advisor may charge you fees for executing the purchase for you.
By check (new account)(1)	For new accounts, send to the Fund, c/o the Transfer Agent, at the address noted below, (2) a completed application and check made payable to “Highland Healthcare Fund.”
By check (existing account)(1)	For existing accounts, fill out and return to the Fund, c/o the Transfer Agent, at the address noted below, (2) the additional investment stub included in your account statement, or send a letter of instruction, including the Fund name and account number, with a check made payable to “Highland Healthcare Fund.”
By exchange	You or your Financial Advisor may acquire shares of the Fund for your account by exchanging shares you own in certain other Highland funds for shares of the same class of the Fund at no additional cost (see “Exchange of Shares”). To exchange, send written instructions to the Fund, c/o the Transfer Agent, at the address noted below (2) or call (877) 665-1287.
By wire	You may purchase shares of the Fund by wiring money from your bank account to your Fund account. Send funds by wire to:

PNC Bank, N.A. Philadelphia, PA ABA #031-0000-53 FFFC #8615597735 Highland Funds FBO: (Healthcare Fund/[Your] Account number)

To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time.
If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to the Fund, c/o the Transfer Agent, at the address noted below. (2) After completing a new account application, please call (877) 665-1287 to obtain your account number. Please include your account number on the wire.

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Method	Instructions

By electronic funds transfer via automated clearing house (ACH)(1)	You may purchase shares of the Fund by electronically transferring money from your bank account to your Fund account by calling (877) 665-1287. An electronic funds transfer may take up to two banking days to settle and be considered in “good form.” You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
Automatic investment plan	You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. For this feature, please call the Fund at (877) 665-1287 or visit the Fund’s website (http://www.highlandfunds.com).

(1)	The redemption of shares purchased by check or an automated clearing house (“ACH”) transaction is subject to certain limitations (see “Redemption of Shares”). Any purchase by check or ACH that does not clear may be cancelled, and the investor will be responsible for any expenses and losses to the Fund.

(2)	Regular Mail: Send to the Fund, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940 Overnight Mail: Send to the Fund, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860

Investment Minimums*

Initial Investment	$5,000
Subsequent Investments	$1,000
Automatic Investment Plan**	$200

*	For retirement plans, the investment minimum is $25 for each of the initial investment, subsequent investments and the automatic investment plan.

**	Your account must already be established and satisfy the initial investment minimum.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of the Fund and its shareholders.

DESCRIPTION OF CLASS Z SHARES

Multiple Class Fund

The Fund offers one class of shares in this Prospectus — Class Z Shares, which are available to eligible investors at NAV without a sales charge or contingent deferred sales charge. The Fund also offers two classes of shares to retail investors in a separate prospectus — Class A Shares and Class C Shares.

Eligible Investors

The Fund offers Class Z Shares exclusively to certain institutional and other eligible investors. Eligible investors are as follows:

•	Clients of broker-dealers or registered investment advisers that both recommend the purchase of Fund shares and charge clients an asset-based fee;

•	A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and that purchases shares directly from the Fund or through a third party broker-dealer;

•	Any insurance company, trust company or bank purchasing shares for its own account;

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•	Any endowment, investment company or foundation; and

•	Any trustee of the Fund, any employee of Highland and any family member of any such trustee or employee.

The Fund reserves the right to change the criteria for eligible investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of the Fund and its shareholders.

REDEMPTION OF SHARES

You can redeem shares of the Fund on any day that the NYSE is open for business. The Fund, however, may temporarily stop redeeming its shares when trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

The Fund redeems its shares based on the NAV next determined after the Transfer Agent or Financial Advisor receives your redemption request in proper form. “Proper form” means the redemption request meets all applicable requirements described in the Prospectus and SAI. See “Net Asset Value” for a description of the calculation of NAV per share.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

In order to discourage frequent short-term trading in Fund shares, the Board of Trustees has adopted policies and procedures that impose a 2.00% redemption fee (short-term trading fee) on Class Z Shares that are redeemed or exchanged within sixty (60) days or less after the date of a purchase. This fee is calculated based on the shares’ aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge, is retained by the Fund, and does not benefit the Fund’s Adviser, Underwriter or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund’s exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, (iv) shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures will be in place or (v) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption fees because of systems’ limitations and such recordkeepers have provided verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. These programs include programs utilizing omnibus accounts. The Fund seeks to apply these policies uniformly.

Any shareholder purchasing shares of the Fund through a Financial Advisor should check with the Financial Advisor or the Fund to determine whether the shares will be subject to the short-term trading fee.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

You may redeem shares of the Fund through your Financial Advisor or its authorized designee or directly from the Fund through the Transfer Agent. If you hold your shares in an individual retirement account (“IRA”), you should

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consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are various methods for redeeming shares:

Method	Instructions

By letter	You may mail a letter requesting redemption of shares to: Highland Healthcare Fund, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940. Your letter should state the name of the Fund, the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A Medallion signature guarantee is required for each signature on your redemption letter. You can obtain a Medallion signature guarantee from financial institutions, such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a Medallion signature guarantee. If the account is registered to a corporation, trust or other entity, additional documentation may be needed. Please call 877-665-1287 for further details
By telephone or the Internet	Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with the Transfer Agent by calling 877-665-1287 or visiting the Fund’s website at http://www.highlandfunds.com. If the Transfer Agent acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither the Transfer Agent nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another Participating Fund. Among the procedures the Transfer Agent may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.
Proceeds by check	The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.
Proceeds by bank wire	The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your new account application or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next business day.

Automatic Cash Withdrawal Plan

You may automatically redeem shares on a monthly basis if you have at least $10,000 in your account and if your account is directly registered with the Transfer Agent. Call 877-665-1287 or visit http://www.highlandfunds.com for more information about this plan.

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Involuntary Redemption

The Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below $5,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $5,000.

Redemption Proceeds

A redemption request received by the Fund will be effected at the NAV per share next determined after the Fund receives the request in proper form. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If, however, you purchased your Fund shares by check or ACH transaction and unless you have documentation satisfactory to the Fund that your transaction has cleared, the Fund may hold proceeds for shares purchased by check or ACH until the purchase amount has been deemed collected, which is eight business days for checks and five business days for ACH transactions. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined NAV per share after receipt by the Transfer Agent or your Financial Advisor of your redemption request in proper form.

The Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only in the rare instance that the Board of Trustees believes that it would be in the Fund’s best interests not to pay redemption proceeds in cash. If the Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities, you could find it more difficult to sell such securities and may not be able to sell such securities at prices that reflect the Adviser’s or your assessment of their fair value or the amount paid for them by the Fund. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors. Redemptions of shares are generally taxable transactions for U.S. federal income tax purposes (see “Taxation”).

EXCHANGE OF SHARES

Shareholders of the Fund may exchange their Fund shares on any business day for shares of the same share class of any series of Highland Funds I (currently, Highland High Income Fund, Highland Income Fund and Highland Equity Opportunities Fund), and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). If you do not currently have an account in the fund into which you wish to exchange your shares, you will need to exchange at least $5,000 ($25 for individual retirement accounts) of Fund shares in order to satisfy such fund’s current minimum investment account requirement. Call (877) 665-1287 for the applicable prospectus, including applicable investment minimums, and read it carefully before investing.

You can also exchange your Fund shares on any business day for shares of the same share class of Highland Floating Rate Fund or Highland Floating Rate Advantage Fund (together, the “Floating Rate Funds”), and such exchanges will be effected at the relative daily NAVs per share, plus any applicable redemption fee with respect to the exchanged shares (see “Redemption of Shares”). If you do not currently have an account in the Floating Rate Funds into which you wish to exchange your shares, you will need to exchange at least $2,500 ($25 for individual retirement accounts) of Fund shares in order to satisfy the Floating Rate Funds’ current minimum investment account requirement. Call (877) 665-1287 for the applicable Floating Rate Fund’s prospectus, including applicable investment minimums, and read it carefully before investing. While exchanges from the Fund to either of the Floating Rate Funds may be effected on any business day at relative NAVs per share, the liquidation of shares of the Floating Rate Funds may be effected only on their respective quarterly repurchase dates.

Additionally, you can also exchange your Fund shares on any business day for shares of the RBB Money Market Fund (the “Money Market Fund”). The minimum to open an account in the Money Market Fund is currently $1,000. Call (877) 665-1287 for the Money Market Fund prospectus, including applicable investment minimums, and read it carefully before investing.

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Shareholders of the Highland High Income Fund, Highland Income Fund, Highland Equity Opportunities Fund, the Floating Rate Funds, the Money Market Fund and any other Participating Funds may exchange their shares quarterly for shares of the same class of the Fund at the relative daily NAVs per share. The Floating Rate Funds are closed-end funds, the shares of which are continuously offered pursuant to their respective separate prospectuses. Shares of the Floating Rate Funds are not redeemable, but unlike most closed-end funds the shares of the Floating Rate Funds are not traded on a stock exchange. Consequently, the only way that a shareholder of each such fund may liquidate shares of those funds is by tendering shares, or effecting an exchange, on the next quarterly repurchase date. Shareholders of the Floating Rate Funds may exchange their shares for shares of one another or of the Fund pursuant to an exemptive order granted by the SEC that permits the Floating Rate Funds to comply with the exchange rules under the 1940 Act as though they were open-end funds.

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes (see “Taxation”). The Fund may terminate your exchange privilege if the Adviser determines that your exchange activity is likely to impact adversely its ability to manage the Fund or if the Fund otherwise determines that your exchange activity is contrary to its short-term trading policies and procedures. To exchange by telephone, call (877) 665-1287. Please have your account and taxpayer identification number available when calling.

NET ASSET VALUE

The NAV per share of each of the Fund’s Class Z Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time on each day that the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The NAV per share of each class of shares of the Fund is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV per share next made after the purchase or redemption order is received in good form.

The Fund’s portfolio securities are valued in accordance with the Fund’s valuation policies approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued at their current market value, except that debt securities that are not credit-impaired and have remaining maturities of 60 days or less will be valued at amortized cost, a method of fair value that approximates market value. The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Fund. Investments by the Fund in any other mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. All other portfolio securities are valued at fair value as determined in good faith pursuant to the Fund’s valuation policies. Pursuant to the Fund’s pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market prices may also be deemed not to be readily available in circumstances when an event has occurred after the close of the principal foreign market on which a security trades, but before the time for determination of the Fund’s NAV that has affected, or is

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likely to affect, more than minimally the NAV per share of the Fund. Currently, the Fund fair values securities traded primarily on markets that close prior to the time as of which the Fund’s NAV is calculated whenever the Fund concludes that occurrences after such closing times may have more than a minimal effect on the value of its portfolio.

When a market price is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Trustees. In determining fair value, the Fund’s pricing procedures establish a process and methodology to be employed in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The Board of Trustees will review the Adviser’s fair value determinations periodically. The value of the Fund’s portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and any capital gain distributions on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund automatically reinvested at NAV in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or in Fund shares at the time you establish your account. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Fund. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the NAV per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

TAXATION

The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Fund and its shareholders, and the discussion set forth herein does not constitute tax advice. For more information, please see the SAI, under “Income Tax Considerations.” Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences to you of an investment in the Fund.

The Fund intends to elect to be treated and to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders.

As a regulated investment company, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for United States federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “qualified publicly traded partnership”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (x) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, United States government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to

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an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (y) not more than 25% of the value of the Fund’s total assets is invested in the securities of (I) any one issuer (other than United States government securities and the securities of other regulated investment companies), (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more qualified publicly traded partnerships.

As a regulated investment company, the Fund generally will not be subject to United States federal income tax on income and gains that it distributes each taxable year to shareholders, if it distributes at least 90% of the sum of (i) its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses and other taxable income, other than any net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Fund intends to distribute at least annually substantially all of such income. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year), and (iii) certain undistributed amounts from previous years on which the Fund paid no United States federal income tax. While the Fund intends to distribute any income and capital gains in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains or “qualified dividend income” into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Company to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. These federal income tax provisions could therefore affect the amount, timing and character of distributions to stockholders. The Fund intends to monitor its transactions and may make certain tax elections to mitigate the effect of these provisions and prevent its disqualification as a regulated investment company.

Dividend, interest and other income received by either Fund from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. The Fund does not expect that they will be eligible to elect to treat any foreign taxes they pay as paid by their shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income. If, for any calendar year, the Fund’s total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to

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the amount of your tax basis in the shares. The amount treated as a tax-free return of capital will reduce your tax basis in the shares, thereby increasing your potential gain or reducing your potential loss on the sale of the shares. Any amounts distributed to you in excess of your tax basis in the shares will be taxable to you as capital gain (assuming the shares are held as a capital asset).

Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2010. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that: (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.

Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Fund. Dividends and other distributions paid by the Fund are generally treated as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

If you sell or otherwise dispose of shares of the Fund (including exchanging them for shares of another fund or through a redemption), you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in such shares of the Fund and the amount you receive upon disposition of such shares. If you hold your shares as capital assets, any such gain or loss will be long-term capital gain or loss if you have held such shares for more than one year at the time of sale. Any loss you realize on a sale or exchange of shares of your Fund will be disallowed if you acquire other shares of the same Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide the Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification, or who has been notified by the Internal Revenue Service (“IRS”) that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

THE FOREGOING IS A GENERAL AND ABBREVIATED SUMMARY OF THE PROVISIONS OF THE CODE AND THE TREASURY REGULATIONS IN EFFECT AS THEY DIRECTLY GOVERN THE TAXATION OF THE TRUST AND ITS SHAREHOLDERS. THESE PROVISIONS ARE SUBJECT TO CHANGE BY LEGISLATIVE OR ADMINISTRATIVE ACTION, AND ANY SUCH CHANGE MAY BE RETROACTIVE. A MORE COMPLETE DISCUSSION OF THE TAX RULES APPLICABLE TO THE TRUST CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. SHAREHOLDERS ARE URGED TO

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CONSULT THEIR TAX ADVISERS REGARDING SPECIFIC QUESTIONS AS TO U.S. FEDERAL, STATE, LOCAL AND FOREIGN INCOME OR OTHER TAXES.

MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and fees and expenses of the Fund, we will send a single copy of the Fund’s prospectuses and shareholder reports to your household even if more than one family member in your household owns shares of the Fund. Additional copies of the prospectuses and shareholder reports may be obtained by calling (877) 665-1287. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

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PRIVACY POLICY

We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information.  We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Web site information, including any information captured through our use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information.  We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information.  We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

More information about the Highland Healthcare Fund (the “Fund”), an investment portfolio of Highland Funds I (the “Trust”), is available without charge through the following: Statement of Additional Information (SAI) The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Fund and is available, free of charge, on the Fund’s website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Annual and Semi-Annual Reports Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To Obtain More Information: By Internet: http://www.highlandfunds.com By Telephone: Call (877) 665-1287 By Mail: Highland Funds c/o PFPC Inc. P.O. Box 9840 Providence, RI 02940 From the SEC: You can also obtain the SAI or the annual and semi-annual reports, as well as other information about the Fund, from the EDGAR Database on the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to: Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102 The Trust’s Investment Company Act Registration Number: 811-21866 Highland Funds c/o PFPC Inc. 101 Sabin Street Pawtucket, RI 02860 www.highlandfunds.com 2008-HHCF-PROSZ

Statement of Additional Information Dated March 14, 2008
HIGHLAND HEALTHCARE FUND
Class A, Class C and Class Z Shares
An investment portfolio of Highland Funds I
Two Galleria Tower
13455 Noel Road, Suite 800, Dallas, Texas 75240
(877) 665-1287
     This Statement of Additional Information (“SAI”) is not a prospectus but provides additional information that should be read in conjunction with the Fund’s Prospectuses dated March 14, 2008, and any supplements thereto. Copies of the Fund’s Prospectuses are available, upon request, by calling the Fund at (877) 665-1287, visiting the Fund’s website (http://www.highlandfunds.com) or writing to the Fund, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund’s Prospectuses.

THE FUND
     Highland Healthcare Fund (the “Fund”) is a non-diversified, open-end management investment company. The Fund was organized as an investment portfolio or series of a Delaware statutory trust on March 7, 2008. The Fund offers three classes of shares: Class A, Class C and Class Z.
INVESTMENT POLICIES AND STRATEGIES
     The following information supplements the discussion of the investment policies and strategies of the Fund described in the Prospectuses. In pursuing its objective, the Fund will invest as described in the Prospectuses and as described below with respect to the following non-principal investments and strategies. The investment objective of the Fund is a non-fundamental policy and thus may be changed by the Board of Trustees of the Fund without the approval of a “vote of a majority of the outstanding voting securities” of the Fund, upon at least 60 days’ prior notice to shareholders of any change. A “vote of a majority of the outstanding voting securities” of the Fund means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
     In addition to the principal investments described in the prospectuses, the Adviser may also invest some of the Fund’s assets in short-term United States Government obligations, certificates of deposit, commercial paper and other money market instruments, including repurchase agreements with respect to such obligations, to enable the Fund to make investments quickly and to serve as collateral with respect to certain of its investments. If the Adviser, however, believes that a defensive position is appropriate because of expected economic or business conditions or the outlook for security prices, a greater percentage of Fund assets may be invested in such obligations. The Fund may purchase securities on a when-issued or forward commitment basis, engage in securities lending activities, and invest up to 33 1/3% of its total assets in reverse repurchase agreements when aggregated with all other borrowings (other than temporary borrowings). From time to time, in the sole discretion of the Adviser, cash balances of the Fund may be placed in a money market fund or investments may be made in shares of other investment companies, subject to the applicable limits under the 1940 Act.
     Limited Role in Affairs of Portfolio Companies. Although the Adviser does not take an active role in the affairs of the companies in which the Fund has a position other than voting proxies with respect to the Fund’s portfolio holdings, it will be the policy of the Fund to take such steps as are necessary to protect its economic interests. If the opportunity presents itself, the Adviser reserves the option for any of its partners to accept a role on the board of directors of any company, regardless of whether the Fund holds any of the company’s securities.
     Financial Futures. The Fund has claimed an exclusion from the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
     When-Issued Securities and Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when-issued” or “delayed delivery” basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.
     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to debt obligations that could otherwise be sold by the Fund. A reverse repurchase agreement is an instrument under which the Fund may sell an underlying debt instrument and simultaneously obtain the commitment of the purchaser (a commercial bank or a broker or dealer) to sell the security back to the Fund at an agreed upon price on an agreed upon date. The Fund will undertake reverse repurchase transactions to assist in the management of its portfolio and to obtain additional liquidity. The Fund receives payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the SEC require that if securities are sold by the Fund under a reverse repurchase agreement, the Fund set aside cash or permissible liquid securities from its portfolio, marked to market daily and having a value equal to the proceeds received on any sale subject to repurchase. Reverse repurchase agreements are considered borrowings of money by the Fund and as such would be subject to the restrictions on issuing senior securities described below under “Investment Restrictions.”
     Investment in Non-U.S. Securities. The Fund may invest up to 50% of the value of its total assets in securities of non-U.S. issuers (“non-U.S. securities”), including without limitation securities of so-called emerging market issuers, which may include securities denominated in U.S. dollars, non-U.S. currencies or multinational currency units. Typically, non-U.S. securities are considered to be equity or debt securities issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. Non-U.S. securities may trade in U.S. or foreign securities markets. The Fund may make non-U.S. investments either directly by purchasing non-U.S. securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for non-U.S. securities. Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in non-U.S. securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.
     Because non-U.S. issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain non-U.S. issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. Securities of non-U.S. issuers are generally less liquid than securities of comparable U.S. issuers. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an advisor will endeavor to achieve most favorable execution costs for the Fund’s portfolio transactions in non-U.S. securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of the fund’s non-U.S. securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income from non-U.S. securities. Although in some countries a portion of these taxes is recoverable by the Fund, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund.
     The value of the non-U.S. securities held by the Fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a non-U.S. security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. In addition, the value of the Fund’s assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell non-U.S. securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.
RISK FACTORS
     Operating Deficits. The expenses of operating the Fund (including the fees payable to Highland) may exceed its income, thereby requiring that the difference be paid out of the Fund’s capital, reducing the Fund’s investments and potential for profitability.
     Accuracy of Public Information. The Adviser selects investments for the Fund, in part, on the basis of information and data filed by issuers with various government regulators or made directly available to the Adviser by the issuers or through sources other than the issuers. Although the Adviser evaluates all such information and data and ordinarily seeks independent corroboration when the Adviser considers it is appropriate and when it is reasonably available, the Adviser is not in a position to confirm the completeness, genuineness or accuracy of such information and data.
     Trading Limitations. For all securities listed on a securities exchange, including options listed on a public exchange, the exchange generally has the right to suspend or limit trading under certain circumstances. Such suspensions or limits could render certain strategies difficult to complete or continue and subject the Fund to loss. Also, such a suspension could render it impossible for the Adviser to liquidate positions and thereby expose the Fund to potential losses.
     Investments in Money Market Funds and other Investment Companies. If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of such investment company.
     When-Issued Securities and Forward Commitments. Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the Fund’s portfolio are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the Fund will meet its obligations from then available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.
     Reverse Repurchase Agreements. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
     Emerging Markets Risks. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
INVESTMENT RESTRICTIONS
     The investment restrictions below have been adopted by the Board of Trustees. If a percentage policy set forth in the Prospectuses or one of the following percentage investment restrictions is adhered to at the time a transaction is effected, later changes in a percentage will not be considered a violation of the policy or restriction unless such change is caused by action of the Fund or pertains to the Fund’s limitations on borrowing and investment in illiquid securities.
     Fundamental Investment Restrictions. The following investment restrictions are fundamental policies and, as such, may not be changed without the approval of a “vote of a majority of the outstanding voting securities” (as previously defined). The Fund may not:
     1. Issue senior securities or borrow in excess of the amounts permitted by the 1940 Act;
     2. Underwrite securities of other issuers, except to the extent that the Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;
     3. Purchase or sell real estate, except that the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate, and (c) hold for prompt sale, real estate or interests in real estate to which it may gain an ownership interest through the forfeiture of collateral securing loans or debt securities held by it;
     4. Purchase or sell commodities or commodity contracts, but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and
     5. Lend any property or make any loan if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.
     6. Purchase any security that would cause the Fund to concentrate (invest 25% or more of its total assets) in securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities); except that the Fund will invest more than 25% and may invest up to 100% of its assets in securities of issuers in the industry group consisting of healthcare companies (as defined in the Fund’s prospectus).
     Non-Fundamental Investment Restrictions. The Fund is also subject to the following investment restrictions and policies that may be changed by the Board of Trustees without shareholder approval. The Fund may not:
     1. Enter into repurchase agreements if, as a result thereof, more than 33 1/3% of the Fund’s total assets would be invested in repurchase agreements;
     2. Acquire any illiquid securities, such as repurchase agreements with more than seven calendar days to maturity or fixed time deposits with a duration of over seven calendar days, if, as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments that are illiquid;
     3. Acquire securities of other investment companies, except as permitted by the 1940 Act (currently under the 1940 Act, the Fund may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased); and
     4. Borrow on margin, notwithstanding the Fund’s fundamental investment restriction number 5, unless such activity is permitted by applicable law.
     5. The Fund will not engage in any activities described under fundamental investment restriction number 1 pursuant to which the lenders would be able to foreclose on more than 33 1/3% of the Fund’s total assets.
     As currently relevant to the Fund, the 1940 Act permits the Fund may not issue senior securities or borrow in excess of 33 1/3% of the Fund’s total assets (after giving effect to any such borrowing); which amount excludes borrowing for temporary purposes and in an amount not more than 5% of the Fund’s total assets at the time borrowing is made.

MANAGEMENT
     The Board of Trustees (the “Board”) provides broad oversight over the operations and affairs of the Fund and protects the interests of shareholders. The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s business. The names and ages of the Trustees and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships or trusteeships they hold are shown below. The business address for each Trustee and officer of the Fund is c/o Highland Capital Management, L.P., Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, TX 75240.

				Number of
				Portfolios in
				Highland
				Fund	Other
				Complex	Directorships/
	Position(s)	Term of Office and Length	Principal Occupation(s)	Overseen	Trusteeships
Name and Age	with Fund	of Time Served	During Past Five Years	by Trustee(1)	Held
INDEPENDENT TRUSTEES
Timothy K. Hui (Age 59)	Trustee	Indefinite Term; Trustee since inception in 2006	Vice President since February 2008; Dean of Educational Resources from July 2006 to January 2008; Assistant Provost for Graduate Education from July 2004 to June 2006; Assistant Provost for Educational Resources, July 2001 to June 2004, Philadelphia Biblical University.	12	None

Scott F. Kavanaugh (Age 47)	Trustee	Indefinite Term; Trustee since inception in 2006	Vice-Chairman, President and Chief Operating Officer, Keller Financial Group since September 2007; Chairman and Chief Executive Officer, First Foundation Bank since September 2007; Private investor since February 2004; Sales Representative at Round Hill Securities, March 2003 to January 2004; Executive at Provident Funding Mortgage Corporation, February 2003 to July 2003; Executive Vice President, Director and Treasurer, Commercial Capital Bank, January 2000 to February 2003; Managing Principal and Chief Operating Officer, Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC (an investment banking firm), April 1998 to February 2003.	12	None

James F. Leary (Age 78)	Trustee	Indefinite Term; Trustee since inception in 2006	Managing Director, Benefit Capital Southwest, Inc., (a financial consulting firm) since January 1999.	12	Board Member of Capstone Series Fund, Inc. (7 portfolios).

				Number of
				Portfolios in
				Highland
				Fund	Other
				Complex	Directorships/
	Position(s)	Term of Office and Length	Principal Occupation(s)	Overseen	Trusteeships
Name and Age	with Fund	of Time Served	During Past Five Years	by Trustee(1)	Held
Bryan A. Ward (Age 53)	Trustee	Indefinite Term; Trustee since inception in 2006	Senior Manager, Accenture, LLP (a consulting firm) since January 2002.	12	None
INTERESTED TRUSTEE
R. Joseph Dougherty (Age 37)	Trustee and Chairman of the Board	Indefinite Term; Trustee since inception in 2006	Senior Portfolio Manager of the Adviser since 2000.	12	None

Term of
Office and
Name	Position(s)	Length of	Principal Occupation(s)
and Age	with Fund	Time Served	During Past Five Years[3]
OFFICERS
James D. Dondero (Age 45)	Chief Executive Officer and President	Indefinite Term; Officer since inception in 2006	President and Director of Strand Advisors, Inc. (“Strand”), the General Partner of the Adviser.

R. Joseph Dougherty (Age 37)	Senior Vice President	Indefinite Term; Officer since inception in 2006	Senior Portfolio Manager of the Adviser since 2000.

Mark Okada (Age 45)	Executive Vice President	Indefinite Term; Officer since inception in 2006	Executive Vice President of Strand; Chief Investment Officer of the Adviser.

M. Jason Blackburn (Age 31)	Secretary, Chief Financial Officer and Treasurer	Indefinite Term; Officer since inception in 2006	Assistant Controller of the Adviser since November 2001.

Michael Colvin (Age 38)	Chief Compliance Officer	Indefinite Term; Officer since July 2007	General Counsel and Chief Compliance Officer of the Adviser since June 2007 and Chief Compliance Officer of the funds in the Highland Fund Complex since July 2007; Shareholder in the Corporate and Securities Group at Greenberg Traurig, LLP, January 2007 to June 2007; Partner (from January 2003 to January 2007) and Associate (from 1995 to 2002) in the Private Equity Practice Group at Weil, Gotshal & Manges, LLP.

[1]	The “Highland Fund Complex” consists of all of the registered investment companies advised by the Adviser as of the date of this SAI. In addition, each of the Trustees oversees Highland Distressed Opportunities, Inc., a closed-end company that has filed an election to be regulated as a business development company under the 1940 Act.

[2]	Mr. Dougherty is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with the Adviser.

[3]	Each officer also serves in the same capacity for other funds in the Highland Fund Complex.
     Trustees’ Compensation. The officers of the Fund and those of its Trustees who are “interested persons” (as defined in the 1940 Act) of the Fund receive no direct remuneration from the Fund or any other fund in the Highland Fund Complex. The following table sets forth the aggregate compensation paid to each of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”) by the Fund and the total compensation paid to each of the Independent Trustees by the Highland Fund Complex for the fiscal year ended August 31, 2007.

		Pension or Retirement		Total Compensation
		Benefits Accrued as	Estimated Annual	From
Name of	Aggregate Compensation	Part of the Fund’s	Benefits Upon	the Highland Fund
Trustee	From the Fund*	Expense	Retirement	Complex
Interested Trustee

R. Joseph Dougherty	$0	$0	$0	$0

Independent Trustees

Timothy K. Hui	$0	$0	$0	$108,483
Scott F. Kavanaugh	$0	$0	$0	$108,483
James F. Leary	$0	$0	$0	$108,483
Bryan A. Ward	$0	$0	$0	$108,483

*	The Fund had not commenced investment operations as of August 31, 2007. Effective January 1, 2008, each Independent Trustee receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets.
     Role of the Board of Trustees. The Trustees of the Fund are responsible for the overall management and supervision of the Fund’s affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance. The Board has four committees, the Audit Committee, the Nominating Committee, the Litigation Committee and the Qualified Legal Compliance Committee, each of which is composed of the Independent Trustees.
     Audit Committee. Pursuant to the Audit Committee Charter adopted by the Board of Trustees, the function of the Audit Committee is (1) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (2) to assist in Board oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements, and the independent registered public accounting firm’s qualifications, independence and performance. The Audit Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
     Nominating Committee. The Nominating Committee’s function is to canvass, recruit, interview, solicit and nominate Trustees. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Fund, Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas 75240. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Fund. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
     Litigation Committee. The Litigation Committee’s function is to seek to address any potential conflicts of interest between the Fund and the Adviser in connection with any potential or existing litigation or other legal proceeding relating to securities held by both the Fund and the Adviser or another client of the Adviser. The Litigation Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
     Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (“QLCC”) is charged with compliance with Rules 205.2(k) and 205.3(c) of Title 17 of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Fund who appear and practice before the SEC on behalf of the Fund. The QLCC is comprised of Messrs. Hui, Kavanaugh, Leary and Ward .
     As the Fund is a new investment company with no prior investment operations, no meetings of the above committees have been held in the fiscal year ended August 31, 2007.
     Share Ownership. The following table shows the dollar range of equity securities beneficially owned by the Trustees in the Fund and the aggregate dollar range of equity securities owned by the Trustees in all funds overseen by the Trustees in the Highland Fund Complex as of December 31, 2007.

		Aggregate Dollar Range of Equity Securities
Name of	Dollar Range of Equity Securities	Owned in All Funds Overseen by Trustee in the
Trustee	Owned in the Fund*	Highland Fund Complex
Interested Trustee
R. Joseph Dougherty	$0	$100,001-$500,000
Independent Trustees
Timothy K. Hui	$0	$1-$10,000
Scott F. Kavanaugh	$0	$50,001-$100,000
James F. Leary	$0	$10,001-$50,000
Bryan A. Ward	$0	$1-$10,000

*	The Fund had not commenced investment operations as of December 31, 2007.
     Trustee Positions. As of December 31, 2007, no Independent Trustee nor any of his immediate family members owned beneficially or of record any class of securities of the Adviser or Underwriter or any person controlling, controlled by or under common control with any such entities.
     Code of Ethics. The Fund and the Adviser have each adopted codes of ethics that essentially prohibit certain of their personnel, including the Fund’s portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of a client’s, including the Fund’s, anticipated or actual portfolio transactions, and are designed to assure that the interests of clients, including Fund shareholders, are placed before the interests of personnel in connection with personal investment transactions. Under the codes of ethics of the Fund and the Adviser, personal trading is permitted by such persons subject to certain restrictions; however, they are generally required to pre-clear most securities transactions with the appropriate compliance officer and to report all transactions on a regular basis.
     Anti-Money Laundering Compliance. The Fund and its service providers may be required to comply with various anti-money laundering laws and regulations. Consequently, the Fund and its service providers may request additional information from you to verify your identity. If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund and its service providers also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, it may not be permitted to inform the shareholder that it has taken the actions described above.
     Proxy Voting Policies. The Board has delegated voting of proxies in respect of the Fund’s portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s Proxy Voting Policy. Under this policy, the Adviser will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. The Adviser’s Proxy Voting Policy is attached as Appendix A to this SAI and may be changed from time to time by the Adviser with the approval of the Board.
     The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (877) 665-1287 and (2) on the SEC’s website (http://www.sec.gov). Information as of June 30th each year will generally be available on or about the following September 1st.
     Policy on Disclosure of Portfolio Holdings. The Fund’s uncertified complete list of portfolio holdings information may be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, Financial Advisors and affiliated persons of the Fund and (ii) clients of the Adviser or its affiliates that invest in the Fund or such clients’ consultants. No compensation or other consideration is received by the Fund or the Adviser, or any other person for these disclosures. A list of the entities that receive the Fund’s portfolio holdings information on such basis, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Company	Frequency	Lag
Morningstar, Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thompson Financial	Monthly	30 days after month end
     In addition, certain service providers to the Fund or the Adviser, Transfer Agent or Underwriter, such as rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing pricing quotations, members of a bank syndicate providing a committed line of credit to the Fund, transfer agents and entities providing CDSC financing, may for legitimate business purposes receive the Fund’s portfolio holdings information earlier than 30 days after month end. If the Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than 30 days after month end.
     Disclosure of the Fund’s portfolio securities as an exception to the Fund’s normal business practice requires a Fund officer (other than the Treasurer) to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by the Fund, or the Adviser, or any other person for these disclosures. The Fund’s Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Fund’s shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process that seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that the Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.
     Holdings are released to all of the persons and entities described above on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).
     Portfolio holdings of the Fund are disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month fiscal period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the Fund’s website www.highlandfunds.com and on the SEC’s website at www.sec.gov.
     The Fund’s top ten holdings also are posted on www.highlandfunds.com no sooner than 15 days after the end of each month. The day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Fund.
     Finally, the Fund releases information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.
INVESTMENT ADVISORY SERVICES
     Highland serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. Highland is controlled by James Dondero and Mark Okada, by virtue of their respective share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder. Under the Investment Advisory Agreement, Highland receives from the Fund a monthly fee, computed and accrued daily, at the annual rate of 0.60% of the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” of the Fund means the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

     Under the Investment Advisory Agreement, Highland, among other things: (i) continuously furnishes an investment program for the Fund; (ii) places orders for the purchase and sale of securities for the accounts of the Fund; and (iii) votes, exercises consents and exercises all other rights pertaining to such securities on behalf of the Fund. Pursuant to a separate administration agreement, Highland also provides certain administration services to the Fund. See “Administrator/Sub-Administrator” below.
     Highland carries out its duties under the Investment Advisory Agreement at its own expense. The Fund pays its own ordinary operating and activity expenses, such as legal and auditing fees, investment advisory fees, administrative fees, custodial fees, transfer agency fees, the cost of communicating with shareholders and registration fees, as well as other operating expenses such as interest, taxes, brokerage, insurance, bonding, compensation of Independent Trustees of the Fund and extraordinary expenses.
     The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance (or reckless disregard) of its obligations or duties thereunder on the part of Highland, Highland shall not be subject to liability to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Advisory Agreement relates.
     Conflicts of Interests. Highland and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion.
     The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.
     The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.
     While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.
INFORMATION REGARDING PORTFOLIO MANAGERS
     The portfolio managers of the Fund are Brad Means and Nathan Hukill.
     As of February 29, 2008, Brad Means managed the following client accounts:

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:.	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0
     As of February 29, 2008, Nathan Hukill managed the following client accounts:

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:.	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0
     Compensation. Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the relative performance of a portfolio manager’s underlying account, the combined performance of the portfolio managers’ underlying accounts, and the relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland, such as its “Option It Plan” and its “Long-Term Incentive Plan,” described below.
     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Highland, which may include the amount of assets supervised and other management roles within Highland.
     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:
     Option It Plan — The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Highland in order to promote the success of Highland.

     Long-Term Incentive Plan — The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Highland.
     Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Highland.
     Ownership of Securities. The Fund is a newly-organized investment company. Accordingly, as of the date of this SAI, neither of the portfolio managers beneficially owned any securities issued by the Fund.
ADMINISTRATOR/SUB-ADMINISTRATOR
     Under an administration agreement dated as December 4, 2006 and amended as of March 7, 2008 to include the Fund, Highland also provides administration services to the Fund, provides executive and other personnel necessary to administer the Fund and furnishes office space to the Fund. Highland receives a monthly administration fee from the Fund, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. The Fund pays all expenses other than those paid by Highland, including but not limited to printing and postage charges and securities registration and custodian fees. Under a separate sub-administration agreement, dated as December 4, 2006 and amended as of March 7, 2008 to include the Fund, Highland has delegated certain administrative functions to PFPC Inc. (“PFPC”), 760 Moore Road, King of Prussia, Pennsylvania 19406, at an annual rate, payable by Highland, of 0.01% of the Fund’s Average Daily Managed Assets.
ACCOUNTING SERVICES AGENT
     PFPC provides accounting services to the Fund pursuant to an accounting services agreement dated as December 4, 2006 and amended as of March 7, 2008 to include the Fund. PFPC receives a monthly accounting services fee from the Fund, computed and accrued daily, at an annual rate of 0.075% of the total assets of the Fund for the first $200 million, 0.055% of the total assets of the Fund for the next $200 million and 0.035% of the total assets of the Fund over 400 million.
UNDERWRITER
     Shares of the Fund are offered for sale on a continuous basis through the Fund’s principal underwriter, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (the “Underwriter”). The Underwriter will use all reasonable efforts in connection with distribution of shares of the Fund.
     The Fund has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of the Prospectuses and other expenses.
DISTRIBUTION AND SERVICE FEE PLAN
     The Plan requires the payment of a monthly service fee to the Underwriter at the annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Underwriter on an annual basis, not to exceed 0.10% of the average daily net assets attributable to Class A Shares and 0.75% of the average daily net assets of its Class C Shares. The Trustees of the Fund have concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. For instance, asset growth resulting from the Plan can be expected to benefit Fund shareholders through the realization of economies of scale and potentially lower expense levels.
TRANSFER AGENT
     PFPC Inc. provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, PFPC Inc. maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes the Fund’s cash distributions to shareholders.

CUSTODIAN
     PFPC Trust Company, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania, 19153, is the custodian for the Fund. PFPC Trust Company is responsible for holding all securities, other investments and cash; receiving and paying for securities purchased; delivering against payment securities sold; receiving and collecting income from investments; making all payments covering expenses; and performing other administrative duties, all as directed by authorized persons. PFPC Trust Company does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     The independent registered public accounting firm for the Fund is PricewaterhouseCoopers LLP, located at 2001 Ross Avenue, Suite 1800, Dallas, Texas 75201. The independent registered public accounting firm audits and reports on the annual financial statements, reviews certain regulatory reports and the federal income tax returns, and performs other professional accounting, auditing and tax services when engaged to do so.
PORTFOLIO TRANSACTIONS AND BROKERAGE
     Selection of Broker-Dealers; Order Placement. Subject to the overall review of the Fund’s Board of Trustees, the Adviser is responsible for decisions to buy and sell securities and other portfolio holdings of the Fund, for selecting the broker or dealer to be used, and for negotiating any commission rates paid. In underwritten offerings, securities usually are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
     The Adviser and its affiliates manage other accounts, including private funds and individual accounts that invest in senior loans and Fund investments. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make also may be made on behalf of such other accounts. When the Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same investment, available investments or opportunities for each are allocated in a manner believed by the Adviser to be equitable over time. The Adviser may (but is not obligated to) aggregate orders, which may include orders for accounts in which the Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Although the Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for the Fund. Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Adviser in a manner designed to be equitable and consistent with the Adviser’s fiduciary duty to the Fund and its other clients (including its duty to seek to obtain best execution of client trades).
     Commission Rates; Brokerage and Research Services. In placing orders for the Fund’s portfolio, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, will consider all factors it deems relevant, including, by way of illustration: price; the size, type and difficulty of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; operational capabilities; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions. Though the Adviser generally seeks reasonably competitive commissions or spreads, the Fund will not necessarily be paying the lowest commission or spread available. The Adviser may place portfolio transactions, to the extent permitted by law (including Rule 12b-1(h) under the 1940 Act), with brokerage firms participating in a distribution of the Fund’s shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.

     The Adviser seeks to obtain “best execution” considering the execution price and overall commission costs paid and other factors. The Adviser routes its orders to various broker-dealers for execution at its discretion. Factors involved in selecting brokerage firms include the size, type and difficulty of the transaction, the nature of the market for the security, the reputation, experience and financial stability of the broker-dealer involved, the quality of service, the quality of research and investment information provided and the firm’s risk in positioning a block of securities. Within the framework of the policy of obtaining the most favorable price and efficient execution, the Adviser does consider “brokerage and research services” (as defined in the Securities Exchange Act of 1934, as amended) provided by brokers who effect portfolio transactions with the Adviser or the Fund. “Brokerage and research services” are services that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular issuers and industries.
     Affiliated Brokerage. The Fund and Highland are currently affiliated with NexBank Securities, Inc. (“NexBank”), a FINRA member broker-dealer that is indirectly controlled by the principals of Highland. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers. The Fund may utilize affiliated brokers for agency transactions subject to compliance with policies and procedures adopted pursuant to a 1940 Act rule. These policies and procedures are designed to provide that commissions, fees or other remuneration received by any affiliated broker or its affiliates for agency transactions are reasonable and fair compared to the remuneration received by other brokers in comparable transactions.

DESCRIPTION OF THE FUND’S SHARES
     The Fund is a series of Highland Funds I (the “Trust”), a Delaware statutory trust formed on February 28, 2006. The Trust is authorized to issue an unlimited number of its shares of beneficial interest in separate series and classes of each series. The Trust is not required to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Fund’s shares to replace its Trustees. The Trust’s Board of Trustees is authorized to classify or reclassify the unissued shares of the Trust into one or more separate series of shares representing a separate, additional investment portfolio or one or more separate classes of new or existing series. The Fund currently offers Class A, Class C and Class Z Shares. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by the requisite proportion of the shares of the affected series. Each share of any class when issued has equal dividend, liquidation (see “Redemption of Shares”) and voting rights within the class for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate except where otherwise required by law and except that each class of each series will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements.
     There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. At the option of the shareholder, shares will be redeemed at NAV, subject, however, in limited circumstances to a redemption fee or a CDSC, all as described in the applicable Prospectus.
     The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. Unless specifically requested by an investor who is a shareholder of record, the Fund does not issue certificates evidencing Fund shares.
Description of the Trust
     Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing instrument. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that shareholders shall not be personally liable to any person in connection with any and all property, real or personal, tangible or intangible, that at such time is owned or held by or for the account of a particular series. Moreover, the Declaration of Trust expressly provides that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.
     The Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust or any series of the Trust shall be subject in such capacity to any personal liability whatsoever to any person, unless, as to liability to the Trust or its shareholders, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.
     The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the Trustees, and without any vote of the Trust’s shareholders, except as may be required under the 1940 Act.
Trust Matters
     The Trust reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve investment advisory agreements or changes in fundamental investment policies, but shares of all series would vote together in the election or selection of Trustees and on any other matters as may be required by applicable law.

     Upon liquidation of the Trust or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.
Shareholder Approval
     Other than elections of Trustees, which is by plurality, any matter for which shareholder approval is required by the 1940 Act requires the affirmative “vote of a majority of the outstanding voting securities” of the Fund or the Trust at a meeting called for the purpose of considering such approval. For other matters, generally an affirmative vote of a majority of the shares present in person or represented by proxy and entitled to vote on such matter (assuming a quorum is present) shall be required for approval of such matter.
Information for Shareholders
     All shareholder inquiries regarding administrative procedures, including the purchase and redemption of shares, should be directed to the Underwriter, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406. For assistance, call 877-665-1287 or visit the Fund’s website at www.highlandfunds.com.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
     As of February 29, 2008, there were no outstanding shares of the Fund; thus, as of that date, the Trustees and officers of the Fund as a group did not own any shares of the Fund.
PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
     The following information supplements the discussion of methods for reducing or eliminating sales charges in the Class A and Class C Shares Prospectus.
     Right of Accumulation (Class A Shares Only). Reduced sales charges on Class A Shares of the Funds can be obtained by combining a current purchase with prior purchases of all classes of any Participating Funds. The applicable sales charge is based on the combined total of:
          1. the current purchase; and
          2. the value at the public offering price at the close of business on the previous day of a Fund’s and any Participating Fund’s Class A Shares held by the shareholder, the shareholder’s spouse or the shareholder’s minor children.
          The Distributor and the shareholder’s Financial Advisor must be promptly notified of each purchase that entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder’s holdings by the Transfer Agent. The Fund may terminate or amend this Right of Accumulation at any time without notice.
     Letter of Intent (Class A Shares only). Any person may qualify for reduced sales charges on purchases of Class A Shares made within a 13-month period pursuant to a Letter of Intent (“Letter”). A shareholder may include, as an accumulation credit toward the completion of such Letter, the value of all shares (of any class) of the Participating Funds held by the shareholder on the date of the Letter. The value is determined at the public offering price on the date of the Letter. Purchases made through reinvestment of distributions do not count toward satisfaction of the Letter. Upon request, a Letter may reflect purchases within the previous 90 days.
     During the term of a Letter, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A Shares actually purchased if the terms of the Letter are not satisfied. Dividends and capital gains will be paid on all escrowed shares and these shares will be released (upon satisfaction of any amount owed for sales charges if the terms of the Letter are not satisfied) when the amount indicated has been purchased or at the end of the period covered by the Letter, whichever occurs first. A Letter does not obligate the investor to buy or the Fund to sell the amount specified in the Letter.

     If a shareholder exceeds the amount specified in the Letter and reaches an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Letter. The resulting difference in offering price will purchase additional shares for the shareholder’s account at the applicable offering price. As a part of this adjustment, the shareholder’s Financial Advisor shall return to the Underwriter the excess commission previously paid to the Financial Advisor during the 13-month period.
     If the amount specified in the Letter is not purchased, the shareholder shall remit to the Underwriter an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such a difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A Shares to equal such difference. The additional amount of Financial Advisor discount from the applicable offering price shall be remitted by the Underwriter to the shareholder’s Financial Advisor of record.
     Additional information about and the terms of Letters of Intent are available from your Financial Advisor, or from the Transfer Agent at (877) 665-1287.
     Reinstatement Privilege. A shareholder who has redeemed Class A or C Shares of the Fund may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A or Class C, respectively, of another Participating Fund at the NAV next determined after receipt by such shareholder’s Financial Advisor or the Transfer Agent receives a reinstatement request and payment. The Underwriter will not pay your Financial Advisor a commission on any reinvested amount. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Shareholders who desire to exercise this privilege should contact their Financial Advisor or the Transfer Agent. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Please consult your tax advisor
     Privileges of Financial Advisors. Class A Shares of the Fund may be sold at NAV, without a sales charge, to registered representatives and employees of Financial Advisors (including their affiliates) and such persons’ families and their beneficial accounts.
     Privileges of Certain Shareholders. Any shareholder eligible to buy Class Z Shares of any Participating Fund may acquire, through purchase or exchange, Class A Shares of another Participating Fund at NAV in those cases where Class Z Shares are not available. Qualifying shareholders will not be subject to the initial sales charge or CSDC on Class A Shares, although, they will be subject to the annual Rule 12b-1 distribution and service fees on Class A Shares.
     Sponsored Arrangements. Class A Shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization’s group, the term of the organization’s existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.
     Class A Shares may also be purchased at reduced or no sales charge by clients of Financial Advisors that have entered into agreements with the Underwriter pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.
     Waiver of CDSCs. CDSCs may be waived on redemptions in the following situations with the proper documentation:
1.	Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (“UGMA”), Uniform Transfers to Minors

Act (“UTMA”) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee’s account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.	Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

3.	Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

4.	Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Advisor agrees to return all or the agreed-upon portion of the commission received on the shares being redeemed.

5.	Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement age (as stated in the Plan document).
     The CDSC also may be waived if the Financial Advisor agrees to return all or an agreed-upon portion of the commission received on the sale of the shares being redeemed.
INCOME TAX CONSIDERATIONS
     The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund’s shares by U.S. persons. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder and judicial and administrative authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund or shareholders that are considered to be passthrough entities for U.S. federal income tax purposes).).
     The discussions set forth herein and in the Prospectuses do not constitute tax advice, and potential investors are urged to consult their own tax advisors to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.
Taxation of the Fund
     The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:
     (i) The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in “qualified publicly traded partnerships” (as defined in the Code).

     (ii) The Fund must diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of: (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more “qualified publicly traded partnerships” (as defined in the Code).
     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders provided that it distributes each taxable year at least the sum of: (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.
     The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of: (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax. In that event, the Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.
     For purposes of determining (i) whether the distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.
     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of shareholders taxed as corporations. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.
     Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vii) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur or (viii) adversely alter the characterization of certain complex financial transactions. These income tax provisions could therefore affect the amount, timing and character of distributions to shareholders. The Fund intends to monitor its transactions and may make certain tax elections to mitigate the effect of these provisions and prevent the Fund’s disqualification as a regulated investment company.
     If the Fund purchases shares in certain foreign investment entities, called passive foreign investment companies (“PFICs”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income prior to the receipt of cash. Dividends paid by PFICs will not be qualified dividend income, as discussed below under “Taxation of Shareholders.” The Fund will monitor any investments in PFICs in order to comply with the U.S. federal income tax rules applicable to regulated investment companies.
     If the Fund invests in the shares of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on all of its income, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to the shareholders.
     Dividends, interest and other income received by the Fund from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. Tax treaties between the U.S. and other countries may reduce or eliminate such taxes. The Fund does not expect that it will be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.
Taxation of Shareholders
     The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom: (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder’s gross income.
     Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains (currently at a maximum rate of 15%), regardless of how long you have held your shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income.
     Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2010. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that: (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.
     Any distributions you receive that are in excess of the Fund’s current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your shares, and thereafter as capital gain from the sale of shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your shares.
     Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.
     The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.
     The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.
     If you sell or otherwise dispose of shares of the Fund (including exchanging them for shares of a Participating Fund or by redemption), you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in such shares of the Fund and the amount you receive upon disposition of such shares. If you hold your shares as capital assets, any such gain or loss will be long-term capital gain or loss if you have held such shares for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such shares. Any loss you realize on a sale or exchange of shares will be disallowed if you acquire other shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the shares. In such case, your tax basis in the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder redeems fewer than all his or her shares, the proceeds received could be treated as a taxable dividend, a return of capital, or capital gain depending on the portion of shares redeemed, the Fund’s earnings and profits, and the shareholder’s basis in the redeemed shares.
     Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15% with respect to taxable years beginning on or before December 31, 2010 (20% thereafter, unless changed by future legislation).
     Shareholders may be entitled to offset their capital gain dividends with capital loss. The Code contains a number of statutory provisions affecting when capital loss may be offset against capital gain and limiting the use of loss from certain investments and activities. Accordingly, shareholders that have capital losses are urged to consult their tax advisors.
     The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide the Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification, or who has been notified by the IRS that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding (currently at a rate of 28%) is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

APPENDIX A

HIGHLAND CAPITAL MANAGEMENT, L.P.

PROXY VOTING POLICY
1. Application; General Principles
     1.1 This proxy voting policy (the “Policy”) applies to securities held in Client accounts as to which the above-captioned investment adviser (the “Company”) has voting authority, directly or indirectly. Indirect voting authority exists where the Company’s voting authority is implied by a general delegation of investment authority without reservation of proxy voting authority.
     1.2 The Company shall vote proxies in respect of securities owned by or on behalf of a Client in the Client’s best economic interests and without regard to the interests of the Company or any other Client of the Company.
2. Voting; Procedures
     2.1 Monitoring. A settlement designee of the Company shall have responsibility for monitoring portfolios managed by the Company for securities subject to a proxy vote. Upon the receipt of a proxy notice related to a security held in a portfolio managed by the Company, the settlement designee shall forward all relevant information to the portfolio manager(s) with responsibility for the security.
     2.2 Voting.
          2.2.1 Upon receipt of notice from the settlement designee, the portfolio manager(s) with responsibility for purchasing the security subject to a proxy vote shall evaluate the subject matter of the proxy and cause the proxy to be voted on behalf of the Client. In determining how to vote a particular proxy, the portfolio manager (s) shall consider, among other things, the interests of each Client account as it relates to the subject matter of the proxy, any potential conflict of interest the Company may have in voting the proxy on behalf of the Client and the procedures set forth in this Policy.
          2.2.2 If a proxy relates to a security held in a registered investment company or business development company (“Retail Fund”) portfolio, the portfolio manager(s) shall notify the Compliance Department and a designee from the Retail Funds group. Proxies for securities held in the Retail Funds will be voted by the designee from the Retail Funds group in a manner consistent with the best interests of the applicable Retail Fund and a record of each vote will be reported to the Retail Fund’s Board of Directors in accordance with the procedures set forth in Section 4 of this Policy.
     2.3 Conflicts of Interest. If the portfolio manager(s) determine that the Company may have a potential material conflict of interest (as defined in Section 3 of this Policy) in voting a particular proxy, the portfolio manager(s) shall contact the Company’s Compliance Department prior to causing the proxy to be voted.

     2.3.1 For a security held by a Retail Fund, the Company shall disclose the conflict and the determination of the manner in which it proposes to vote to the Retail Fund’s Board of Directors. The Company’s determination shall take into account only the interests of the Retail Fund, and the Compliance Department shall document the basis for the decision and furnish the documentation to the Board of Directors.
     2.3.2 For a security held by an unregistered investment company, such as a hedge fund and structured products (“Non-Retail Funds”), where a material conflict of interest has been identified the Company may resolve the conflict by following the recommendation of a disinterested third party or by abstaining from voting.
     2.4 Non-Votes. The Company may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its Client’s overall best interests not to vote. Such determination may apply in respect of all Client holdings of the securities or only certain specified Clients, as the Company deems appropriate under the circumstances. As examples, the portfolio manager(s) may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to Clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to Clients of voting the securities.
     2.5 Recordkeeping. Following the submission of a proxy vote, the applicable portfolio manager(s) shall submit a report of the vote to a settlement designee of the Company. Records of proxy votes by the Company shall be maintained in accordance with Section 4 of this Policy.
     2.6 Certification. On a quarterly basis, each portfolio manager shall certify to the Compliance Department that they have complied with this Policy in connection with proxy votes during the period.
3. Conflicts of Interest
     3.1 Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of this Policy:
     3.1.1 The issuer is a Client of the Company accounting for more than 5% of the Company’s annual revenues.
     3.1.2 The issuer is an entity that reasonably could be expected to pay the Company more than $1 million through the end of the Company’s next two full fiscal years.
     3.1.3 The issuer is an entity in which a “Covered Person” (as defined in the Retail Funds’ and the Company’s Policies and Procedures Designed to Detect and Prevent Insider Trading and to Comply with Rule 17j-1 of the Investment Company Act of 1940, as amended (each, a “Code of Ethics”)) has a beneficial interest contrary to the position held by the Company on behalf of Clients.
     3.1.4 The issuer is an entity in which an officer or partner of the Company or a relative1 of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $150,000 in fees, compensation and other payment from the issuer during the Company’s last three fiscal years; provided, however, that the Compliance Department may deem such a relationship not to be a material conflict of interest if the Company representative serves as an officer or director of the issuer at the direction of the Company for purposes of seeking control over the issuer.
     3.1.5 The matter under consideration could reasonably be expected to result in a material financial benefit to the Company through the end of the Company’s next two full fiscal years (for example, a vote to increase an investment advisory fee for a Retail Fund advised by the Company or an affiliate).

[1]	For the purposes of this Policy, “relative” includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person’s home.

     3.1.6 Another Client or prospective Client of the Company, directly or indirectly, conditions future engagement of the Company on voting proxies in respect of any Client’s securities on a particular matter in a particular way.
     3.1.7 The Company holds various classes and types of equity and debt securities of the same issuer contemporaneously in different Client portfolios.
     3.1.8 Any other circumstance where the Company’s duty to serve its Clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.
     3.2 Notwithstanding the foregoing, a conflict of interest described in Section 3.1 shall not be considered material for the purposes of this Policy in respect of a specific vote or circumstance if:
     3.2.1 The securities in respect of which the Company has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer’s outstanding voting securities and (ii) such securities do not represent more than 2% of the Client’s holdings with the Company.
     3.2.2 The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.
4. Recordkeeping and Retention
     4.1 The Company shall retain records relating to the voting of proxies, including:
     4.1.1 Copies of this Policy and any amendments thereto.
     4.1.2 A copy of each proxy statement that the Company receives regarding Client securities.
     4.1.3 Records of each vote cast by the Company on behalf of Clients.
     4.1.4 A copy of any documents created by the Company that were material to making a decision how to vote or that memorializes the basis for that decision.
     4.1.5 A copy of each written request for information on how the Company voted proxies on behalf of the Client, and a copy of any written response by the Company to any (oral or written) request for information on how the Company voted.
     4.2 These records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the Company’s fiscal year during which the last entry was made in the records, the first two years in an appropriate office of the Company.
     4.3 The Company may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by the Company maintained by a third party, such as a proxy voting service (provided the Company had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).

     4.4 Records relating to the voting of proxies for securities held by the Retail Funds will be reported periodically to the Retail Funds’ Boards of Directors/Trustees/Managers and, with respect to Retail Funds other than business development companies, to the SEC on an annual basis pursuant to Form N-PX.
Revised: February 22, 2007

PART C: Other Information
Item 23. Exhibits

(a)	(1)		Agreement and Declaration of Trust of the Registrant, dated February 27, 2006 (1)

	(2	)(i)	Certificate of Designation for Highland Equity Opportunities Fund (formerly Highland Long/Short Equity Fund) (“Equity Opportunities Fund”) (3)

	(ii)		Certificate of Designation for Highland High Income Fund (“High Income Fund”) (3)

	(iii)		Certificate of Designation for Highland Income Fund (“Income Fund”) (3)

	(iv)		Certificate of Designation for Highland Healthcare Fund (“Healthcare Fund”)*

(b)			By-laws of the Registrant (1)

(c)			Not Applicable

(d)	(1)		Form of Investment Advisory Agreement between Highland Capital Management, L.P. (“Highland”) and the Registrant with respect to Equity Opportunities Fund (1)

	(2)		Form of Fee Waiver Agreement between Highland and the Registrant on behalf of Equity Opportunities Fund (2)

	(3)		Form of Investment Advisory Agreement between Highland and the Registrant with respect to High Income Fund (3)

	(4)		Form of Investment Advisory Agreement between Highland and the Registrant with respect to Income Fund (3)

	(5)		Form of Investment Advisory Agreement between Highland and the Registrant with respect to Healthcare Fund*

(e)	(1)		Form of Underwriting Agreement between PFPC Distributors, Inc. and the Registrant (1)

	(2)		Form of Selling Group Agreement (1)

(f)			Not applicable

(g)			Form of Custodian Services Agreement between PFPC Trust Company and the Registrant (1)

(h)	(1)		Form of Accounting Services Agreement between the Registrant and PFPC Inc. (1)

	(2)		Form of Administration Services Agreement between Highland and the Registrant (1)

	(3)		Form of Sub-Administration Services Agreement between Highland and PFPC Inc. (1)

	(4)		Form of Transfer Agency Services Agreement between PFPC Inc. and the Registrant (1)

(i)	(1)		Opinion of Skadden, Arps, Slate, Meagher & Flom LLP with respect to Equity Opportunities Fund (2)

	(2)		Opinion of Skadden, Arps, Slate, Meagher & Flom LLP with respect to High Income Fund and Income Fund (3)

	(3)		Opinion of Skadden, Arps, Slate, Meagher & Flom LLP with respect to Healthcare Fund*

(j)	(1)		Consent of Independent Registered Public Accounting Firm*

	(2)		Power of Attorney(4)

(k)			Not Applicable

(l)	(1)		Initial Capital Agreement between Highland and the Registrant on behalf of the Equity Opportunities Fund (2)

	(2)		Initial Capital Agreement between Highland and the Registrant on behalf of the High Income Fund (3)

	(3)		Initial Capital Agreement between Highland and the Registrant on behalf of the Income Fund (3)

(m)	(1)		Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Equity Opportunities Fund (1)

	(2)		Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of High Income Fund (3)

	(3)		Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Income Fund (3)

	(4)		Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Healthcare Fund*

(n)	(1)		Form of Rule 18f-3 Multi-Class Plan relating to Equity Opportunities Fund (1)

	(2)		Form of Rule 18f-3 Multi-Class Plan relating to High Income Fund*

	(3)		Form of Rule 18f-3 Multi-Class Plan relating to Income Fund*

	(4)	Form of Rule 18f-3 Multi-Class Plan relating to Healthcare Fund*

(o)		Reserved

(p)	(1)	Code of Ethics of the Registrant (1)

	(2)	Code of Ethics of Highland, adviser for the Registrant (2)

	(3)	Code of Ethics of PFPC Distributors, Inc., principal underwriter for the Registrant (1)

(1)	Incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A, File No. 333-132400, filed on March 14, 2006.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on November 22, 2006.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on March 1, 2007.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on December 21, 2007.

*	Filed herewith.
Item 24. Persons Controlled by or Under Common Control with the Fund
Not applicable
Item 25. Indemnification
Section 4.2 of the Registrant’s Agreement and Declaration of Trust provides as follows:
     (a) The Trust hereby agrees, solely out of the assets of the affected Series, to indemnify each Person who at any time serves as Trustee or officer of the Trust (each such Person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Article IV by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or the respective Series of the Trust and furthermore, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any Person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position.
Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was (1) authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a Person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any Person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.
     (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final

2

decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum (being one-third of such Trustees) of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.
     (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so directs, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.
     (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he or she may be lawfully entitled.
     (e) Subject to any limitations provided by the [Investment Company Act of 1940, as amended (the “1940 Act”)] and this Declaration, the Trust shall have the power and authority, solely out of the assets of the affected Series, to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent as corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons provided that such indemnification has been approved by a majority of the Trustees.
Section 6 of the Investment Advisory Agreement with Highland Capital Management, L.P. provides as follows:
     (a) The Trust hereby agrees to indemnify the Adviser and each of the Adviser’s partners, officers, employees, and agents (including any individual who serves at the Adviser’s request as director, officer, partner, trustee or the like of another corporation) and controlling persons (each such person being an “Indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees (all as provided in accordance with applicable state law) reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this paragraph or thereafter by reason of his having acted in any such capacity, except with respect to any matter as to which he shall have been adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust and furthermore, in the case of any criminal proceeding, so long as he had no reasonable cause to believe that the conduct was unlawful, provided, however, that (1) no Indemnitee shall be indemnified hereunder against any liability to the Trust or its shareholders or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”), (2) as to any matter disposed of by settlement or a compromise payment by such Indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Trust and that such Indemnitee appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and did not involve Disabling Conduct by such Indemnitee and (3) with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee was authorized by a majority of the full Board of the Trust. Notwithstanding the foregoing, the Trust shall not be obligated to provide any such indemnification to the extent such provision would waive any right that the Trust cannot lawfully waive.

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     (b) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation of the Indemnitee’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if the Trustees of the Trust determine that the facts then known to them would not preclude indemnification. In addition, at least one of the following conditions must be met: (1) the Indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, (3) a majority of a quorum of Trustees of the Trust who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”) or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification or (4) there is not a Disinterested Non-Party Trustee, Indemnitee provides the written affirmation referred to above.
     (c) All determinations with respect to indemnification hereunder shall be made (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the proceeding was brought that such Indemnitee is not liable by reason of Disabling Conduct or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of the Disinterested Non-Party Trustees of the Trust, or (ii) if such a quorum is not obtainable or even if obtainable, if a majority vote of such quorum so directs, independent legal counsel in a written opinion.
     (d) Each Indemnitee shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.
     (e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.
Section 9 of the Underwriting Agreement with PFPC Distributors, Inc. provides as follows:
     (a) The Fund agrees to indemnify and hold harmless PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Distributors takes in connection with the provision of services to the Fund. Neither PFPC Distributors, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Distributors’ or its affiliates’ own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.
     (b) The Fund agrees to indemnify and hold harmless PFPC Distributors, its officers, directors, and employees, and any person who controls PFPC Distributors within the meaning of Section 15 of the [Securities Act of 1933, as amended (the “1933 Act”)], free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys’ fees) losses, damages, charges, payments and liabilities of any sort or kind which PFPC Distributors, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Fund’s Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Fund’s Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Fund by PFPC Distributors or its affiliated persons for use in the Fund’s Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which you, your officers and directors, or such controlling person, may incur in connection with this Agreement or PFPC Distributors’ performance hereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any

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untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of PFPC Distributors’ willful misfeasance, bad faith or negligence in the performance of PFPC Distributors’ duties hereunder. The Fund acknowledges and agrees that in the event that PFPC Distributors, at the request of the Fund, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling Shares of the Fund or servicing agent servicing the shareholders of the Fund and such broker-dealer or servicing agent shall make a claim for indemnification against PFPC Distributors, PFPC Distributors shall make a similar claim for indemnification against the Fund.
     (c) PFPC Distributors agrees to indemnify and hold harmless the Fund, its several officers and Board Members and each person, if any, who controls a Portfolio within the meaning of Section 15 of the 1933 Act against any and all claims, costs, expenses (including reasonable attorneys’ fees), losses, damages, charges, payments and liabilities of any sort or kind which the Fund, its officers, Board Members or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board Members, or any controlling person resulting from such claims or demands arose out of the acquisition of any Shares by any person which may be based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Fund’s Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission, or alleged omission, to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by PFPC Distributors or its affiliated persons (as defined in the 1940 Act). The foregoing rights of indemnification shall be in addition to any other rights to which the Fund or any such person shall be entitled to as a matter of law.
     (d) In any case in which one party hereto (the “Indemnifying Party”) may be asked to indemnify or hold the other party hereto (the “Indemnified Party”) harmless, the Indemnified Party will notify the Indemnifying Party promptly after identifying any situation which it believes presents or appears likely to present a claim for indemnification (an “Indemnification Claim”) against the Indemnifying Party, although the failure to do so shall not prevent recovery by the Indemnified Party, and shall keep the Indemnifying Party advised with respect to all developments concerning such situation. The Indemnifying Party shall have the option to defend the Indemnified Party against any Indemnification Claim which may be the subject of this indemnification, and, in the event that the Indemnifying Party so elects, such defense shall be conducted by counsel chosen by the Indemnifying Party and satisfactory to the Indemnified Party, and thereupon the Indemnifying Party shall take over complete defense of the Indemnification Claim and the Indemnified Party shall sustain no further legal or other expenses in respect of such Indemnification Claim. In the event that the Indemnifying Party does not elect to assume the defense of any such suit, or in case the Indemnified Party reasonably does not approve of counsel chosen by the Indemnifying Party, or in case there is a conflict of interest between the Indemnifying Party or the Indemnified Party, the Indemnifying Party will reimburse the Indemnified Party for the fees and expenses of any counsel retained by the Indemnified Party. Each party agrees promptly to notify the other party of the commencement of any litigation or proceedings against the notifying party or any of its officers or directors in connection with the issue and sale of any Shares. The Indemnified Party will not confess any Indemnification Claim or make any compromise in any case in which the Indemnifying Party will be asked to provide indemnification, except with the Indemnifying Party’s prior written consent.
Section 12 of the Administration Agreement with Highland Capital Management, L.P. provides as follows:
     (a) The Trust agrees to indemnify and hold harmless Highland and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including without limitation reasonable attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) (collectively, “Losses”) arising directly or indirectly from any action or omission to act which Highland takes (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon Oral Instructions or Written Instructions; provided, however, neither Highland nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of Highland’s or its affiliates’ own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.
     (b) Notwithstanding anything in this Agreement to the contrary, the Trust shall not be liable to Highland or its affiliates for any consequential, special or indirect losses or damages which Highland or its affiliates may incur or suffer as a consequence of this Agreement, whether or not the likelihood of such damages or losses was known by the Trust.

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Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of the Investment Adviser
The description of the business of Highland, the investment adviser, is set forth under the caption “Management of the Funds” in the Prospectuses and under the caption “Management” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Highland is set forth in its Form ADV, as filed with the SEC on November 19, 2004 (File No. 801-54874) and as amended through the date hereof, and is incorporated herein by reference.

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Item 27. Principal Underwriter
(a) PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of January 31, 2008, the Distributor acted as principal underwriter for the following investment companies:
AFBA 5 Star Funds, Inc.
Aston Funds
Atlantic Whitehall Funds Trust
BHR Institutional Funds
CRM Mutual Fund Trust
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Highland Funds I
Highmark Funds
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds
New Alternatives Fund
Old Westbury Funds
PAX World Funds Series Trust I
The RBB Fund, Inc.
Stratton Multi-Cap Fund
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
Sterling Capital Small Cap Value Fund
The Torray Fund
Van Wagoner Funds
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust
(b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.
     The following is a list of the directors and executive officers of the Distributor:
Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008

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Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008
Bruno DiStefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP – April 11, 2007 Secretary and Clerk – May 29, 2007
Charlene Wilson	Treasurer and Financial Operations Principal, Chief Financial Officer	April 11, 2007
Rita G. Adler	Chief Compliance Officer	April 11, 2007
Jodi L. Jamison	Chief Legal Officer	April 11, 2007
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John Munera	Anti-Money Laundering Officer	April 11, 2007
Ronald Berge	Assistant Vice President	April 11, 2007
Julie Bartos	Assistant Secretary and Assistant Clerk	April 11, 2007
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
(c) Not applicable
Item 28. Location of Accounts and Records
(1) PFPC Inc., 101 Sabin Street, Pawtucket, RI, 02860 (records relating to its function as transfer agent and accounting services agent).
(2) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).
(3) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153 (records relating to its function as custodian).
(4) Highland Capital Management, L.P., 13455 Noel Road, Suite 800, Dallas, TX, 75240 (records relating to its function as adviser and as administrator)
(5) PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as sub-administrator).
Item 29. Management Services
Not applicable
Item 30. Undertakings
Not applicable

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SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, Highland Funds I, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 14th day of March, 2008.

HIGHLAND FUNDS I
By	/s/ James D. Dondero*
James D. Dondero
Chief Executive Officer and President

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on March 14, 2008 by the following persons in the capacities indicated:

Signature	Title

/s/ R. Joseph Dougherty*	Trustee
R. Joseph Dougherty

/s/ Timothy K. Hui*	Trustee
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Trustee
Scott F. Kavanaugh

/s/ James F. Leary* James F. Leary	Trustee

/s/ Bryan A. Ward* Bryan A. Ward	Trustee

/s/ James D. Dondero* James D. Dondero	Chief Executive Officer and President (Principal Executive Officer)

/s/ M. Jason Blackburn M. Jason Blackburn	Chief Financial Officer (Principal Accounting Officer)

*By:	/s/ M. Jason Blackburn M. Jason Blackburn
Attorney-in-Fact
March 14, 2008

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Exhibit Index

(a)(iv)	Certificate of Designation for Healthcare Fund

(d)(v)	Form of Investment Advisory Agreement between Highland and the Registrant with respect to Healthcare Fund

(i)(3)	Opinion of Skadden, Arps, Slate, Meagher & Flom LLP with respect to Healthcare Fund

(j)(1)	Consent of Independent Registered Public Accounting Firm

(m)(4)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Healthcare Fund

(n)(2)	Form of Rule 18f-3 Multi-Class Plan relating to High Income Fund

(n)(3)	Form of Rule 18f-3 Multi-Class Plan relating to Income Fund

(n)(4)	Form of Rule 18f-3 Multi-Class Plan relating to Healthcare Fund

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